Annual Report - Financial Statements

T. ROWE PRICE

              TOTAL EQUITY
              MARKET INDEX
              FUND
              DECEMBER 31, 2001

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                        Year                                     1/30/98
                                                        Ended                                    Through
                                                      12/31/01       12/31/00      12/31/99     12/31/98
NET ASSET VALUE
Beginning of period                                  $   13.02      $   14.77     $   12.19     $  10.00
                                                     ---------      ---------     ---------     --------
Investment activities
Net investment income (loss)                              0.11           0.12          0.12         0.11
Net realized and
unrealized gain (loss)                                   (1.57)         (1.64)         2.69         2.20
                                                     ---------      ---------     ---------     --------
Total from investment activities                         (1.46)         (1.52)         2.81         2.31
                                                     ---------      ---------     ---------     --------
Distributions
Net investment income                                    (0.11)         (0.11)        (0.11)       (0.12)
Net realized gain                                        (0.01)         (0.12)        (0.12)          --
                                                     ---------      ---------     ---------     --------
Total distributions                                      (0.12)         (0.23)        (0.23)       (0.12)
                                                     ---------      ---------     ---------     --------
NET ASSET VALUE
End of period                                        $   11.44      $   13.02     $   14.77     $  12.19
                                                     ---------      ---------     ---------     --------
Ratios/Supplemental Data
Total return/\                                          (11.20)%       (10.33)%       23.25%       23.19%
                                                     ---------      ---------     ---------     --------
Ratio of total expenses to
average net assets                                        0.40%          0.40%         0.40%        0.40%+
                                                     ---------      ---------     ---------     --------
Ratio of net investment
income (loss) to average
net assets                                                0.98%          0.85%         0.98%        1.33%+
                                                     ---------      ---------     ---------     --------
Portfolio turnover rate                                    8.6%           7.6%          3.2%         1.9%+
                                                     ---------      ---------     ---------     --------
Net assets, end of period
(in thousands)                                       $ 197,775      $ 206,058     $ 199,427     $ 61,210
                                                     ---------      ---------     ---------     --------

/\ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+ Annualized


The accompanying notes are an integral part of these financial statements.

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------------------------------------------------------------------------------
                                                             December 31, 2001

-------------------------
PORTFOLIO OF INVESTMENTS                            Shares/Par           Value
------------------------------------------------------------------------------
                                                                  In thousands
COMMON STOCKS 98.5%

CONSUMER DISCRETIONARY 14.1%
Auto Components 0.3%
Delphi Automotive Systems                              9,614        $      132
Johnson Controls                                       1,400               113
TRW                                                    1,800                67
Goodyear Tire & Rubber (S)                             2,100                50
Lear *                                                 1,300                49
Visteon                                                2,286                34
Gentex *                                               1,200                32
Cooper Tire                                            1,800                29
Bandag                                                   800                28
Dana                                                   2,000                28
Arvinmeritor                                           1,300                25
Modine Manufacturing                                   1,000                23
WABTEC                                                 1,225                15
American Axle & Manufacturing *                          700                15
Tower Automotive *(S)                                  1,400                13
Standard Motor Products (Class A)(S)                     700                10
Shiloh Industries *                                    1,700                 3
Gentek                                                 1,800                 3
Tenneco Automotive *                                     440                 1
Federal-Mogul *(S)                                     1,000                 1
                                                                    ----------
                                                                           671
                                                                    ----------
Automobiles 0.6%
Ford Motor                                            28,361               446
GM                                                     8,352               406
Harley-Davidson                                        4,600               249
Winnebago                                                700                26
                                                                    ----------
                                                                         1,127
                                                                    ----------
Distributors 0.0%
Handleman *                                            1,100                17
Applied Industrial Technologies                          600                11
                                                                    ----------
                                                                            28
                                                                    ----------
Hotels, Restaurants & Leisure 1.2%
McDonald's                                            20,000               529
Carnival                                               8,900               250


3
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------------------------------------------------------------------------------

                                                     Shares/Par          Value
------------------------------------------------------------------------------
                                                                  In thousands
Marriott (Class A)                                      3,800         $    154
Tricon Global Restaurants *                             2,400              118
Starbucks *(S)                                          5,700              109
Starwood Hotels & Resorts Worldwide, REIT (Class B)     3,200               96
International Game Technology *                         1,200               82
MGM Grand *(S)                                          2,600               75
Harrah's Entertainment *                                2,000               74
Darden Restaurants                                      2,000               71
Wendys                                                  2,000               58
Hilton                                                  5,272               58
Brinker *                                               1,750               52
Applebee's                                              1,450               50
Royal Caribbean Cruises (S)                             2,800               45
Park Place Entertainment *                              4,700               43
Cedar Fair L. P. *                                      1,500               37
Bob Evans Farms                                         1,500               37
Outback Steakhouse *                                    1,000               34
Krispy Kreme *(S)                                         700               31
Papa John's *(S)                                        1,100               30
Argosy Gaming *                                           900               29
International Speedway (Class A)                          700               27
PF Chang's China Bistro *(S)                              500               24
GTECH *                                                   500               23
Gaylord Entertainment *                                   900               22
WMS Industries *                                        1,100               22
Ryan's Family Steak Houses *                            1,000               22
Extended Stay America *                                 1,300               21
The Cheesecake Factory *                                  600               21
John Q. Hammons Hotels (Class A) *                      3,600               21
Ruby Tuesday                                            1,000               21
Speedway Motorsports *(S)                                 700               18
MTR Gaming *(S)                                         1,100               18
Mandalay Resort *(S)                                      800               17
Multimedia Games *                                        400               15
Black Hawk Gaming *                                     1,300               14
Six Flags *                                               800               12
Triarc Companies (Class A) *                              500               12
Landry's Seafood Restaurant                               600               11

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                                     Shares/Par          Value
------------------------------------------------------------------------------
                                                                  In thousands

Prime Hospitality *                                       900         $     10
Boca Resorts (Class A) *                                  700                9
Morton's Restaurant *                                     700                8
                                                                      --------
                                                                         2,430
                                                                      --------
Household Durables 0.6%
Newell Rubbermaid                                       4,176              115
Fortune Brands                                          2,200               87
Whirlpool                                                 900               66
Centex                                                  1,100               63
Leggett & Platt                                         2,700               62
Stanley Works                                           1,300               61
Mohawk Industries *(S)                                  1,000               55
Black & Decker                                          1,300               49
D. R. Horton (S)                                        1,320               43
Lennar                                                    900               42
NVR *                                                     200               41
KB Home                                                 1,000               40
Snap-On                                                 1,100               37
Clayton Homes                                           2,000               34
Maytag                                                  1,100               34
Furniture Brands *                                      1,000               32
Pulte                                                     700               31
Kimball (Class B)                                       1,900               29
Harman                                                    600               27
Toll Brothers *(S)                                        600               26
Ryland                                                    300               22
Russ Berrie                                               700               21
American Greetings (Class A)                            1,500               21
Matthews (Class A)                                        800               20
Hovnanian Enterprises (Class A) *(S)                      900               19
Lancaster Colony                                          500               18
Tupperware                                                900               17
Blyth Industries                                          700               16
Skyline, REIT                                             500               16
Topps *                                                 1,300               16
Meritage *                                                300               16
La-Z Boy                                                  700               15
Knape & Vogt Manufacturing                              1,100               14

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands
Interface (Class A)                                              2,200      $         12
Stanley Furniture *                                                500                12
American Biltrite                                                  800                11
Fleetwood (S)                                                      900                10
The Boyds Collection *                                           1,300                 9
WestPoint Stevens (S)                                            1,100                 3
Tripath Technology *(S)                                          1,200                 2
                                                                            ------------
                                                                                   1,264
                                                                            ------------
Internet & Catalog Retail 0.2%
e-Bay *                                                          4,000               268
Amazon.com *(S)                                                  4,900                53
Lands' End *                                                       500                25
Insight Enterprises *                                              950                23
Ticketmaster Online-CitySearch (Class B) *(S)                    1,100                18
ValueVision (Class A) *                                            900                18
priceline.com *                                                  2,800                16
Spiegel (Class A)                                                3,500                16
J.Jill *                                                           600                13
Student Advantage *(S)                                           1,400                 2
Stamps.com *                                                       400                 1
                                                                            ------------
                                                                                     453
                                                                            ------------
Leisure Equipment & Products 0.3%
Eastman Kodakss.                                                 4,800               141
Mattel                                                           6,900               119
Hasbro                                                           2,500                41
Action Performance COS *(S)                                      1,100                34
Brunswick                                                        1,200                26
SCP Pool *                                                         925                26
Direct Focus *(S)                                                  775                24
Polaris Industries                                                 400                23
Callaway Golf                                                    1,200                23
Oakley *(S)                                                        800                13
Midway Games *(S)                                                  739                11
Rawlings Sporting Goods *                                        3,100                 9
Arctic Cat                                                         400                 7
Meade Instruments *                                              1,200                 4
Concord Camera *                                                   400                 3
                                                                            ------------
                                                                                     504
                                                                            ------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Media 4.8%
AOL Time Warner *                                      67,720           $ 2,174
Viacom (Class B) *                                     26,558             1,173
Disney                                                 31,500               653
Comcast (Class A Special) *                            14,680               529
Liberty Media (Series A) *                             35,500               497
Clear Channel Communications *                          8,521               434
Cox Communications (Class A) *                          8,300               348
Gannett                                                 3,900               262
Omnicom                                                 2,600               232
Gemstar TV Guide *                                      6,600               183
Hughes Electronics (Class H) *                         11,792               182
Tribune                                                 4,622               173
McGraw-Hill                                             2,700               165
Interpublic                                             5,412               160
Univision Communications (Class A) *(S)                 3,300               133
USA Networks *                                          4,500               123
New York Times (Class A)                                2,400               104
Fox Entertainment (Class A) *                           3,600                95
Cablevision Systems (Class A) *(S)                      2,000                95
EchoStar Communications (Class A) *                     3,400                93
Dow Jones                                               1,400                77
Washington Post (Class B)                                 140                74
Scripps (Class A)                                       1,100                73
Metro Goldwyn Mayer *                                   3,200                70
Adelphia Communications (Class A) *(S)                  2,134                67
Knight-Ridder                                           1,000                65
TMP Worldwide *(S)                                      1,500                64
Charter Communications (Class A) *                      3,700                61
Lamar Advertising (Class A) *(S)                        1,300                55
Westwood One *                                          1,600                48
Pixar *(S)                                              1,200                43
Harte-Hanks                                             1,500                42
Scholastic *                                              800                40
Entercom Communications *                                 800                40
Hispanic Broadcasting *                                 1,500                38
McClatchy (Class A)                                       700                33
Reader's Digest (Class A)                               1,400                32

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------


                                                     Shares/Par          Value
------------------------------------------------------------------------------
                                                                  In thousands

Belo (Series A)                                        1,700              $ 32
Catalina Marketing *                                     800                28
Mediacom Communications (Class A) *                    1,500                27
R.H. Donnelley *                                         940                27
Cox Radio (Class A) *                                  1,000                25
Meredith                                                 700                25
Macrovision *(S)                                         700                25
Hollinger (Class A) (S)                                2,000                23
ADVO *                                                   500                21
Liberty                                                  500                21
Nelson Thomas                                          1,800                20
Grey Advertising                                          30                20
Insight Communications (Class A) *                       800                19
John Wiley & Son (Class A)                               800                18
Entravision Communications *                           1,500                18
TiVo *(S)                                              2,700                18
Hearst-Argyle Television *                               800                17
Getty Images *                                           700                16
PRIMEDIA *                                             3,670                16
AMC Entertainment *                                    1,300                16
Media General (Class A)                                  300                15
Martha Stewart Living (Class A) *(S)                     900                15
Radio One (Class A) *                                    800                15
Spanish Broadcasting (Class A) *                       1,500                14
Emmis Communications (Class A) *(S)                      600                14
Interactive Data                                       1,000                14
Cumulus Media (Class A) *                                800                13
Journal Register *                                       600                13
4Kids Entertainment *(S)                                 600                12
Information *                                            400                11
Regent Communications *                                1,600                11
Ackerley *(S)                                            600                10
Gray Communications Systems (Class A)                  1,000                10
Penton Media (S)                                       1,400                 9
Paxson Communications *(S)                               800                 8
Gray Communications Systems (Class B) (S)                600                 8
Pegasus Communications (Class A) *(S)                    800                 8
Franklin Electric *                                    4,800                 7

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-----------------------------------------------------------------------------


                                                   Shares/Par           Value
-----------------------------------------------------------------------------
                                                                 In thousands

Unitedglobalcom (Class A) *(S)                        1,200            $    6
Granite Broadcasting *(S)                             2,400                 5
Key3Media *                                             900                 5
Young Broadcasting (Class A) *                          200                 4
NTL *(S)                                              3,762                 4
Point.360 *                                           2,400                 3
Liberty Digital (Class A) *                             800                 3
Radio Unica Communications *                          2,000                 3
ACTV *(S)                                               900                 2
Big City Radio (Class A) *                            1,500                 2
Wink Communications *                                 1,000                 2
Liberty Satellite (Class A) *(S)                      1,500                 1
                                                                       ------
                                                                        9,409
                                                                       ------
Multiline Retail 3.2%
Wal-Mart                                             68,100             3,919
Target                                               13,600               558
Kohl's *                                              5,200               366
Costco Wholesale *                                    6,400               284
Sears                                                 4,900               233
May Department Stores                                 4,650               172
Federated Department Stores *                         3,200               131
J.C. Penney                                           3,800               102
Family Dollar Stores                                  2,800                84
Dollar General                                        4,850                72
Dollar Tree Stores *                                  1,800                56
BJ's Wholesale Club *                                 1,200                53
Kmart *(S)                                            7,600                42
Nordstrom                                             2,000                41
99 Cents Only Stores *                                  750                29
Neiman Marcus (Class A) *                               900                28
Tuesday Morning *(S)                                  1,500                27
Dillards (Class A)                                    1,200                19
Saks *                                                1,975                18
Big Lots                                              1,700                18
Shopko Stores *                                       1,200                11
Factory 2-U Stores *                                    400                 8
Value City Department Stores *                        1,600                 8
                                                                       ------
                                                                        6,279
                                                                       ------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                                    Shares/Par           Value
------------------------------------------------------------------------------
                                                                  In thousands
Specialty Retail 2.6%
Home Depot                                            35,850           $ 1,829
Lowes                                                 11,900               552
Best Buy *                                             3,100               231
TJX                                                    4,600               183
Gap                                                   12,950               180
Bed Bath & Beyond *                                    4,500               153
Staples *                                              7,350               137
AutoZone *                                             1,800               129
Intimate Brands (Class A) (S)                          6,850               102
The Limited                                            6,100                90
Circuit City Stores                                    3,300                86
Office Depot *                                         4,400                82
Radio Shack                                            2,700                81
Tiffany                                                2,400                76
CDW Computer Centers *                                 1,400                75
Autonation *                                           5,000                62
Sherwin-Williams                                       2,200                60
Toys "R" Us *                                          2,800                58
Copart *                                               1,300                47
Abercrombie & Fitch (Class A) *                        1,516                40
Williams-Sonoma *(S)                                     900                39
Ross Stores                                            1,200                38
O'Reilly Automotive *                                  1,000                37
Foot Locker *                                          2,200                34
Talbots (S)                                              900                33
Barnes & Noble *                                       1,100                33
American Eagle Outfitters *(S)                         1,150                30
Deb Shops                                              1,100                27
Michaels Stores *                                        800                26
Footstar *(S)                                            800                25
Gymboree *(S)                                          2,000                24
Payless Shoesource *                                     402                23
Pier 1 Imports                                         1,300                23
Borders *                                              1,100                22
AnnTaylor Stores *                                       600                21
Zale *                                                   500                21
United Rentals *(S)                                      900                20

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------

                                                  Shares/Par          Value
---------------------------------------------------------------------------
                                                               In thousands

Burlington Coat Factory                              1,200          $    20
CSK Auto *(S)                                        1,900               19
Linens `n Things *                                     700               18
West Marine *                                        1,200               18
Group One Automotive *                                 600               17
PC Connection *                                      1,150               17
Men's Wearhouse *(S)                                   800               16
Jo-Ann Stores (Class A) *                            2,200               16
Claire's Stores                                      1,000               15
Goody's Family Clothing *                            3,500               15
Software Spectrum *                                    900               14
Cost Plus *(S)                                         500               13
Too *                                                  457               13
Gadzooks *(S)                                          900               12
Electronics Boutique *                                 300               12
Ultimate Electronics *                                 400               12
Hollywood Entertainment *(S)                           800               11
United Retail *                                      1,500               11
bebe stores *                                          600               11
Rent-A-Center *                                        300               10
Guitar Center *                                        700                9
Tweeter Home Entertainment *                           300                9
Genesco *(S)                                           300                6
OfficeMax *                                          1,300                6
                                                                    -------
                                                                      5,049
                                                                    -------
Textiles & Apparel 0.3%
NIKE (Class B)                                       4,000              225
V. F.                                                1,600               62
Jones Apparel *                                      1,600               53
Liz Claiborne                                          900               45
Columbia Sportswear *                                  900               30
Polo Ralph Lauren (Class A) *                        1,100               30
Kellwood (S)                                         1,100               26
Reebok *                                               900               24
Coach *                                                600               23
Timberland (Class A) *(S)                              600               22
K-Swiss (Class A)                                      600               20
Rocky Shoes & Boots *                                3,300               19

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Movado                                                   1,000           $    19
Russell                                                  1,000                15
Tarrant Apparel *(S)                                     2,400                13
Culp *                                                   2,600                10
Unifi *(S)                                               1,300                 9
Vans *                                                     600                 8
Uniroyal Technology *                                      500                 2
Polymer (S)                                              1,600                 1
                                                                         -------
                                                                             656
                                                                         -------
Total Consumer Discretionary                                              27,870
                                                                         -------
CONSUMER STAPLES 7.1%
Beverages 2.1%
Coca-Cola                                               38,000             1,792
PepsiCo                                                 26,470             1,289
Anheuser-Busch                                          13,100               592
Coca-Cola Enterprises                                    6,000               114
Pepsi Bottling                                           4,800               113
Brown-Forman (Class B)                                     900                56
PepsiAmericas                                            2,600                36
Constellation Brands (Class A) *                           800                34
Coors (Class B)                                            500                27
Robert Mondavi (Class A) *(S)                              400                15
Todhunter *                                              1,100                10
Hansen Natural *                                         2,000                 8
                                                                         -------
                                                                           4,086
                                                                         -------
Food & Drug Retailing 1.0%
Walgreen                                                15,900               535
Safeway *                                                7,400               309
Kroger *                                                12,400               259
Sysco                                                    9,800               257
Albertson's                                              6,390               201
CVS                                                      5,800               172
Supervalu                                                1,800                40
Whole Foods Market *                                       900                39
Great Atlantic & Pacific Tea *                           1,500                36
Winn-Dixie                                               2,400                34

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-----------------------------------------------------------------------------

                                                   Shares/Par           Value
-----------------------------------------------------------------------------
                                                                 In thousands

Performance Food *                                       800         $     28
Rite Aid *(S)                                          5,100               26
Weis Markets                                             800               22
Duane Reade *                                            600               18
Ruddick                                                1,100               18
United Natural Foods *                                   700               17
Longs Drug Stores (S)                                    600               14
Fleming Companies (S)                                    600               11
                                                                     --------
                                                                        2,036
                                                                     --------
Food Products 1.3%
General Mills                                          5,500              286
Sara Lee                                              12,000              267
Heinz                                                  4,900              201
ConAgra                                                7,808              186
Kellogg                                                6,000              181
Campbell                                               5,900              176
Wrigley                                                3,200              164
Kraft Foods (Class A)                                  4,100              140
Archer-Daniels-Midland                                 9,172              132
Hershey Foods                                          1,900              129
Tyson Foods (Class A)                                  4,754               55
Hormel Foods                                           1,900               51
Smithfield Foods *                                     1,900               42
McCormick                                                900               38
Dean Foods *(S)                                          543               37
Fresh Del Monte Produce *                              2,000               30
Corn Products                                            800               28
Hain Celestial *(S)                                    1,000               27
Delta Pine & Land                                      1,200               27
Alico                                                    800               25
Ralcorp *                                              1,100               25
Horizon Organic *(S)                                   1,500               25
Tootsie Roll Industries                                  618               24
American Italian Pasta (Class A) *                       500               21
Del Monte Foods *                                      2,400               20
Dole Foods                                               700               19
Sensient Technologies                                    900               19
Lance                                                  1,300               19

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par           Value
--------------------------------------------------------------------------------
                                                                 In thousands

Galaxy Nutritional Foods *(S)                         2,900      $         16
Aurora Foods *                                        3,000                15
Interstate Bakeries                                     600                14
Pilgrims Pride(S)                                       900                12
M & F Worldwide *                                     2,600                11
Tasty Baking                                            600                11
Suprema Specialties *                                   800                10
Flowers Foods *                                         260                10
International Multifoods *                              400                10
                                                                 ---------------
                                                                        2,503
                                                                 ---------------
Household Products 1.3%
Procter & Gamble                                     19,800             1,567
Colgate-Palmolive                                     8,400               485
Kimberly-Clark                                        7,800               466
Clorox                                                3,400               135
Dial                                                  1,600                27
                                                                 ---------------
                                                                        2,680
                                                                 ---------------
Personal Products 0.5%
Gillette                                             16,100               538
Avon                                                  3,700               172
Estee Lauder (Class A)                                1,500                48
Alberto Culver (Class B)(S)                             900                40
Playtex Products *                                    1,900                19
Elizabeth Arden *                                     1,100                17
Del Laboratories                                      1,050                16
Nu Skin Asia Pacific (Class A)                        1,500                13
NBTY *                                                1,100                13
Herbalife (Class A)(S)                                  900                12
Water Pik Tech *                                      1,305                11
Revlon (Class A) *(S)                                 1,300                 9
                                                                 ---------------
                                                                          908
                                                                 ---------------
Tobacco 0.9%
Philip Morris                                        33,300             1,527
UST                                                   2,500                87
R.J. Reynolds Tobacco                                 1,333                75
Schweitzer-Mauduit                                    1,000                24
DiMon                                                 2,700                19

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Vector (S)                                                 585      $         19
Universal Corporation                                      400                15
                                                                    ------------
                                                                           1,766
                                                                    ------------
Total Consumer Staples                                                    13,979
                                                                    ------------

ENERGY 5.2%

Energy Equipment & Services 1.0%
Schlumberger                                             8,372               460
Baker Hughes                                             5,300               193
Transocean Sedco Forex                                   4,325               146
GlobalSantaFe                                            3,996               114
BJ Services *                                            2,600                84
Halliburton                                              6,400                84
Nabors Industries *                                      2,230                77
Diamond Offshore Drilling                                2,300                70
Noble Drilling *                                         2,000                68
Weatherford *                                            1,700                63
ENSCO (S)                                                2,000                50
Smith *                                                    700                38
Buckeye Partners *                                         900                34
Patterson-UTI Energy *                                   1,400                33
Tidewater                                                  900                31
Oceaneering *                                            1,300                29
Pride *                                                  1,800                27
Rowan *                                                  1,400                27
Plains All American Pipeline                               900                23
Hanover Compressor * (S)                                   900                23
National Oilwell *                                       1,100                23
Superior Energy *                                        2,600                22
Newpark Resources *                                      2,700                21
Cooper Cameron *                                           500                20
Varco *                                                  1,253                19
Universal Compression *                                    600                18
Atwood Oceanics *                                          500                17
Grant Prideco *                                          1,500                17
Helmerich & Payne                                          500                17
Key Energy Services *                                    1,700                16

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------


                                               Shares/Par            Value
--------------------------------------------------------------------------
                                                              In thousands

Veritas DGC * (S)                                    700      $         13
Offshore Logistics *                                 700                12
FMC Technologies * (S)                               600                10
Input/Output *                                     1,200                10
Global Industries *                                1,100                10
W-H Energy Services *                                500                 9
Carbo Ceramics                                       200                 8
Parker Drilling *                                  2,100                 8
Unit *                                               500                 6
TETRA Technologies * (S)                             300                 6
Oil States *                                         600                 5
Trico Marine Services *                              500                 4
Friede Goldman *                                   2,800                 1
                                                              ------------
                                                                     1,966
                                                              ------------
Oil & Gas 4.2%
Exxon Mobil                                      104,562             4,109
ChevronTexaco                                     16,314             1,462
Phillips Petroleum                                 5,640               340
Conoco                                             9,537               270
Anadarko Petroleum                                 3,629               206
Occidental Petroleum                               5,900               157
Marathon Oil                                       5,100               153
Unocal                                             3,900               141
Burlington Resources                               3,500               131
Apache                                             1,970                98
Amerada Hess                                       1,400                88
Kerr-McGee                                         1,561                86
EOG Resources                                      1,900                74
Devon Energy (S)                                   1,850                72
Ultramar Diamond Shamrock                          1,300                64
Ocean Energy                                       2,800                54
Murphy Oil (S)                                       600                50
Ashland                                            1,000                46
Valero Energy (S)                                  1,200                46
Sunoco                                             1,200                45
Mitchell Energy & Development (Class A)              700                37
XTO Energy                                         2,100                37
Noble Affiliates                                     900                32
Stone Energy *                                       800                32

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-----------------------------------------------------------------------------


                                                   Shares/Par           Value
-----------------------------------------------------------------------------
                                                                 In thousands

Equitable Resources                                     900      $         31
Pioneer Natural Resources *                           1,500                29
Newfield Exploration *                                  800                28
Westport Resources * (S)                              1,590                28
Enterprise Products Partners                            500                24
Western Gas Resources (S)                               700                23
Forest Oil *                                            800                23
Tom Brown *                                             800                22
Pennzoil-Quaker State                                 1,400                20
Houston Exploration *                                   600                20
Hugoton Royalty Trust, REIT (S)                       1,900                19
Pogo Producing (S)                                      700                18
Teppco Partners                                         600                18
Spinnaker Exploration *                                 400                16
Resource America                                      1,725                16
Chesapeake Energy *                                   2,408                16
Vintage Petroleum                                     1,100                16
Pure Resources *                                        700                14
Penn Virginia                                           400                14
Quicksilver Resources *                                 700                13
Tesoro Petroleum *                                    1,000                13
Magnum Hunter Resources * (S)                         1,500                12
Denbury Resources *                                   1,700                12
Plains Resources *                                      500                12
Cabot Oil & Gas (Class A)                               500                12
Petroleum Development *                               1,800                11
Remington Oil & Gas * (S)                               600                10
Beta Oil & Gas *                                      2,100                10
Syntroleum *                                          1,400                10
Patina Oil & Gas                                        300                 8
Prima Energy *                                          300                 7
Nuevo Energy *                                          400                 6
KCS Energy * (S)                                      1,800                 6
EEX *                                                 2,433                 4
BP Prudhoe Bay Royalty Trust (S)                        300                 4
Penn Octane *                                           400                 1
                                                                 ------------
                                                                        8,376
                                                                 ------------
Total Energy                                                           10,342
                                                                 ------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------


                                               Shares/Par          Value
------------------------------------------------------------------------
                                                            In thousands
FINANCIALS 19.4%

Banks 6.4%
Bank of America                                  23,929     $      1,506
Wells Fargo                                      25,752            1,119
Bank One                                         17,736              693
Wachovia                                         20,848              654
U.S. Bancorp                                     28,755              602
FleetBoston Financial                            16,138              589
Fifth Third Bancorp                               8,936              548
Washington Mutual                                13,319              436
Bank of New York                                 10,600              432
Mellon Financial                                  7,200              271
SunTrust                                          4,268              268
National City                                     8,840              258
PNC Financial Services                            4,300              242
BB&T                                              6,585              238
Northern Trust                                    3,400              205
KeyCorp                                           6,300              153
Comerica                                          2,600              149
Golden West Financial                             2,300              135
SouthTrust                                        5,300              130
Marshall & Ilsley                                 1,789              113
Synovus Financial                                 4,300              108
AmSouth                                           5,567              105
Union Planters                                    2,200               99
Regions Financial                                 3,100               93
Charter One Financial                             3,355               91
M&T Bank                                          1,200               87
North Fork Bancorporation (S)                     2,700               86
UnionBancal (S)                                   2,200               84
National Commerce Financial                       2,950               75
Zions Bancorp                                     1,200               63
First Tennessee National                          1,700               62
Dime Bancorp                                      1,700               61
Huntington Bancshares                             3,466               60
Popular                                           2,000               58
TCF Financial                                     1,200               58

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------


                                                  Shares/Par          Value
---------------------------------------------------------------------------
                                                               In thousands

Greenpoint Financial                                 1,500     $         54
Banknorth                                            2,354               53
Hibernia (Class A)                                   2,900               52
Golden Sate Bancorp                                  1,900               50
Compass Bancshares                                   1,700               48
Sovereign Bancorp                                    3,720               46
Mercantile Bankshares                                1,000               43
Valley National Bancorp                              1,227               40
Commerce Bancorp                                     1,000               39
Staten Island Bancorp                                2,400               39
Commerce Bancshares                                    920               36
Astoria Financial                                    1,350               36
First Virginia Banks                                   700               36
Associated Banc                                      1,000               35
Hudson United Bancorp                                1,170               34
Investor's Financial Services                          500               33
Downey Financial (S)                                   800               33
FirstMerit                                           1,200               33
BOK Financial                                        1,025               32
St. Francis Capital                                  1,400               32
Independence Community Bank                          1,400               32
Webster Financial                                    1,000               32
FSF Financial                                        1,800               32
Community First Bankshares                           1,200               31
Commercial Federal                                   1,300               31
Wintrust Financial                                   1,000               31
IBERIABANK                                           1,100               30
Provident Bankshares                                 1,199               29
Washington Federal                                   1,133               29
AMCORE                                               1,300               29
Pacific Century Financial                            1,100               28
City National                                          600               28
Pacific Capital Bancorp                              1,000               28
First Financial Bancorp                              1,470               26
F.N.B. (S)                                             982               26
Unity Bancorp *                                      4,000               26
IndyMac Mortgage *                                   1,100               26
New York Community Bancorp                           1,118               26

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------


                                                     Shares/Par          Value
------------------------------------------------------------------------------
                                                                  In thousands

Wilmington Trust                                         400      $         25
Santander Bancorp                                      1,300                25
Fulton Financial                                       1,150                25
Capitol Federal Financial (S)                          1,200                25
Waypoint Financial                                     1,653                25
Silicon Valley Bancshares *                              900                24
UMB Financial                                            598                24
Hudson City Bancorp                                      900                24
Area Bancshares                                        1,200                23
WesBanco (S)                                           1,100                23
United Bankshares                                        800                23
Abington Bancorp                                       1,500                22
Sky Financial                                          1,100                22
First Midwest Bancorp                                    750                22
Trustmark                                                900                22
Community Bankshares of Indiana                        1,400                22
Cullen/Frost Bankers                                     700                22
Roslyn Bancorp                                         1,200                21
MAF Bancorp                                              700                21
B&L Financial                                          1,600                20
First Niagara Financial                                1,200                20
Integra Bank                                             971                20
Old National Bancorp                                     787                20
UCBH                                                     700                20
WestAmerica                                              500                20
Sandy Spring Bancorp                                     600                19
Resource Bancshares Mortgage                           1,600                18
Hancock                                                  400                17
Community Banks                                          635                17
People's Bank                                            800                17
First Essex Bancorp                                      600                17
Citizens Banking                                         500                16
CVB Financial                                            700                16
South Financial                                          900                16
Southwest Bancorp                                        900                16
Provident Financial (S)                                  600                16
Colonial BancGroup                                     1,100                15
FirstFed Financial *                                     600                15

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
----------------------------------------------------------------------------


                                                   Shares/Par          Value
----------------------------------------------------------------------------
                                                                In thousands

U.S.Bancorp                                            900      $         15
Finger Lakes Financials                              1,400                15
Susquehanna Bancshares                                 700                15
Sun Community Bancorp *                              1,500                15
Greater Bay Bancorp (S)                                500                14
Fidelity National                                    1,900                14
Seacoast Banking (Class A)                             300                14
Whitney                                                300                13
Frontier Financial (S)                                 500                13
International Bancshares                               300                13
Three Rivers Bancorp                                 1,000                12
Troy Financial                                         500                12
Southwest Bancorp *(S)                                 400                12
Gold Banc                                            1,700                12
United National Bancorp                                500                12
Irwin Financial (S)                                    700                12
First Charter (S)                                      700                12
Financial Institutions                                 500                12
NBT Bancorp                                            800                12
FirstBank Puerto Rico                                  400                11
Mid State Bancshares                                   700                11
Bay View Capital *                                   1,500                11
Republic Bancorp                                       770                11
VIB                                                  1,133                11
Oregon Trail Financial                                 600                11
Chittenden                                             375                10
Berkshire Hills Bancorp                                500                10
Community Capital                                      900                10
Gulf West Banks                                      1,050                10
Yardville National Bancorp                             800                10
Brookline Bancorp                                      600                10
OceanFirst Financial                                   400                10
Sterling Bancorp                                       330                10
Metrocorp Bancshares                                   900                10
Harleysville National Corporation Pennsylvania         400                 9
Merrill Merchants Bancshares                           830                 9
Metrobancorp                                         1,200                 9
First City Bank                                      1,100                 9

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                   Shares/Par          Value
--------------------------------------------------------------------------------
                                                                In thousands

Hmn Financial                                          600      $          9
BWC Financial                                          440                 9
Prestige Bancorp                                     1,008                 9
Flushing Financial                                     500                 9
Eagle Bancshares                                       600                 9
GBC Bancorp                                            300                 9
Union Bankshares *                                     800                 8
East West Bancorp                                      300                 8
Texas Regional Bancshares (Class A)(S)                 200                 8
CNB Florida Bancshares                                 700                 7
1st Source                                             330                 7
Boston Private Financial                               300                 7
Bankatlantic Bancorp (Class A)                         700                 6
Omega Financial                                        200                 6
Cathay Bancorp                                         100                 6
Independent Bank                                       210                 6
United Community Financial                             800                 6
Sterling Bancshares                                    450                 6
German American Bancorp                                315                 5
Trust Company of New Jersey                            200                 5
Net Bank *(S)                                          300                 3
Community Bank System                                  100                 3
                                                                ----------------
                                                                      12,622
                                                                ----------------
Diversified Financials 6.7%
Citigroup                                           78,698             3,973
Fannie Mae                                          15,400             1,224
J.P. Morgan Chase                                   29,910             1,087
Morgan Stanley Dean Witter                          16,500               923
American Express                                    20,300               725
Freddie Mac                                         10,500               687
Merrill Lynch                                       12,800               667
MBNA                                                12,750               449
Household                                            6,813               395
Charles Schwab                                      20,906               323
Goldman Sachs                                        2,900               269
State Street                                         5,000               261
Lehman Brothers                                      3,900               261
USA Education                                        2,300               193

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------


                                                 Shares/Par         Value
-------------------------------------------------------------------------
                                                             In thousands

Capital One Financial                              3,000     $        162
Franklin Resources                                 4,300              152
Moody's                                            2,400               96
Bear Stearns                                       1,627               95
Stilwell Financial                                 3,500               95
AMBAC                                              1,450               84
SEI                                                1,600               72
Countrywide Credit                                 1,700               70
Federated Investors (Class B)                      2,150               69
A.G. Edwards                                       1,400               62
Neuberger Berman                                   1,250               55
Alliance Capital                                   1,100               53
E *TRADE *                                         5,100               52
Legg Mason                                         1,000               50
AmeriCredit *(S)                                   1,300               41
Student Loan                                         500               40
Allied Capital                                     1,500               39
LaBranche & Co. *(S)                               1,100               38
John Nuveen (Class A)                                700               37
Waddell & Reed Financial (Class A)                 1,151               37
Eaton Vance                                        1,000               36
Raymond James Financial                              900               32
Affiliated Managers *(S)                             400               28
Phoenix Companies *                                1,500               28
Metris Companies (S)                               1,000               26
Walter Industries                                  2,100               24
PMC Capital                                        3,300               23
Knight Trading *                                   2,100               23
Leucadia National                                    800               23
CompuCredit *                                      1,800               21
Doral Financial                                      600               19
American Capital Strategies                          600               17
AmeriTrade (Class A) *                             2,600               15
Providian Financial                                4,100               15
WFS Financial *                                      600               14
Medallion Financial                                1,700               13
Jeffries (S)                                         300               13
Credit Acceptance *                                1,400               12

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

Stifel Financial                                       1,000      $         10
ADVANTA (Class A)(S)                                   1,055                10
World Acceptance *                                       900                 7
Instinet *(S)                                            600                 6
Actrade *(S)                                             200                 6
eSpeed (Class A) *(S)                                    400                 3
Soundview Technology *                                 1,000                 2
Hamilton Bancorp *                                       500                 1
NextCard *(S)                                          1,000                 1
                                                                  --------------
                                                                        13,264
                                                                  --------------
Insurance 5.1%
American                                              39,918             3,169
Berkshire Hathaway (Class A) *                            23             1,739
Marsh & McLennan                                       4,050               435
Allstate                                              11,000               371
MetLife                                               11,300               358
Prudential Financial                                   7,800               259
Hartford Financial Services                            3,500               220
AFLAC                                                  7,800               192
John Hancock Financial Services                        4,500               186
Chubb                                                  2,600               179
Progressive                                            1,150               172
Loews                                                  3,100               172
Lincoln National                                       2,900               141
St. Paul Companies                                     3,200               141
Aon                                                    3,950               140
MBIA                                                   2,300               123
Principal Financial *(S)                               4,700               113
Jefferson Pilot                                        2,300               106
UNUMProvident                                          3,576                95
MGIC Investment                                        1,500                93
Cincinnati Financial                                   2,300                88
CNA Financial *                                        2,900                85
Transatlantic                                            750                68
Torchmark                                              1,700                67
SAFECO                                                 2,000                62
Radian                                                 1,300                56
Old Republic                                           1,600                45

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
----------------------------------------------------------------------------


                                                   Shares/Par          Value
----------------------------------------------------------------------------
                                                                In thousands

Arthur J. Gallagher                                   1,200     $         41
PMI                                                     600               40
Unitrin                                               1,000               39
Erie Indemnity (Class A)                              1,000               38
White Mountains Insurance                               100               35
Protective Life                                       1,200               35
American National Insurance                             400               34
Wesco Financial                                         100               31
Allmerica Financial                                     700               31
Arch Capital *                                        1,200               31
Mercury General                                         700               31
Alleghany                                               150               29
Hilb Rogal and Hamilton                                 500               28
Fidelity National Financial                           1,100               27
21st Century Insurance (S)                            1,400               27
W. R. Berkley                                           500               27
Great American Financial Resources                    1,400               26
HCC Insurance                                           900               25
MONY                                                    700               24
Conseco * (S)                                         5,200               23
Presidential Life                                     1,100               23
Zenith National                                         800               22
First American Financial                              1,185               22
American Financial                                      900               22
Alfa                                                    900               20
Brown and Brown                                         700               19
FBL Financial (Class A)                               1,132               19
Commerce Group                                          500               19
RLI                                                     400               18
Markel *                                                100               18
Acceptance Insurance *                                3,300               17
Reinsurance Group of America (S)                        500               17
Fremont General                                       2,100               16
Horace Mann Educators                                   700               15
FPIC Insurance * (S)                                  1,000               15
SCPIE                                                   500               15
Stancorp Financial                                      300               14
Financial Industries                                    990               13

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------


                                                      Shares/Par         Value
------------------------------------------------------------------------------
                                                                  In thousands

Delphi Financial (S)                                      400     $         13
Midland                                                   300               13
Baldwin & Lyons (Class B)                                 500               13
Ohio Casualty *                                           800               13
UICI *                                                    900               12
LandAmerica Financial                                     400               11
National Western Life (Class A) *                         100               11
United Trust *                                          1,400               11
Triad Guaranty *                                          300               11
APCapital                                                 500               11
AmerUs Life                                               300               11
Capitol Transamerica (S)                                  600               10
Vesta Insurance                                         1,200               10
United Fire & Casualty                                    300                9
ProAssurance *                                            424                7
Citizens Financial *                                      500                4
                                                                  ------------
                                                                         9,991
                                                                  ------------
Real Estate 1.2%
Equity Office Properties, REIT                          6,861              206
Equity Residential Properties Trust, REIT               4,600              132
Public Storage, REIT                                    2,200               74
Simon Property, REIT                                    2,500               73
Vornado Realty Trust, REIT                              1,700               71
Avalonbay Communities, REIT                             1,307               62
Archstone Smith Trust                                   2,300               61
ProLogis Trust, REIT                                    2,800               60
Kimco Realty, REIT                                      1,650               54
Apartment Investment & Management, REIT (Class A)       1,100               50
AMB Property, REIT                                      1,800               47
Duke-Weeks Realty, REIT                                 1,900               46
Camden Property Trust, REIT                             1,200               44
Rouse, REIT                                             1,500               44
IStar Financial                                         1,717               43
General Growth Properties, REIT                         1,100               43
CarrAmerica Realty, REIT                                1,400               42
Health Care Property Investors                          1,100               40
Arden Realty, REIT                                      1,500               40
Hospitality Properties Trust, REIT                      1,300               38

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------


                                                 Shares/Par           Value
---------------------------------------------------------------------------
                                                               In thousands

Trendwest Resorts *(S)                              1,500      $         38
New Plan Excel Realty                               2,000                38
Crescent Real Estate Equities, REIT                 2,100                38
Boston Properties, REIT                             1,000                38
Host Marriott                                       4,200                38
Highwoods Properties, REIT                          1,400                36
Developers Diversified Realty, REIT                 1,900                36
Forest City Enterprises                               900                35
BRE Properties                                      1,100                34
St. Joe                                             1,200                33
Liberty Property Trust, REIT                        1,100                33
Federal Realty Investment Trust, REIT               1,400                32
Manufactured Home Communities, REIT                 1,000                31
Mack-Cali Realty, REIT                              1,000                31
Cousins Properties, REIT                            1,250                31
Security Capital (Class B) *                        1,200                30
Catellus Development *                              1,600                29
Chateau Communities, REIT                             900                27
Parkway Properties, REIT                              800                27
Nationwide Health Properties, REIT                  1,400                26
Brandywine Reality Trust                            1,200                25
CBL & Associates Properties, REIT                     800                25
First Industrial Realty                               800                25
Post Properties, REIT                                 700                25
Felcor Suite Hotels, REIT (S)                       1,448                24
Trammell Crow *                                     2,000                23
Storage USA, REIT                                     500                21
Ventas                                              1,800                21
Pan Pacific Retail Properties, REIT                   700                20
Innkeepers USA, REIT                                1,900                19
Consolidated-Tomoka Land                              900                18
Alexander's *                                         300                17
JP Realty, REIT                                       700                17
Regency Centers                                       600                17
Kilroy Realty, REIT                                   600                16
RFS Hotel Investors                                 1,300                15
Great Lakes, REIT                                     900                14
Weingarten Realty Investors, REIT                     300                14

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                 Shares/Par          Value
--------------------------------------------------------------------------------
                                                              In thousands

MeriStar Hospitality                               1,000      $         14
Taubman Centers, REIT                                900                13
Mid-America Apartment Communities                    500                13
United Dominion Realty Trust, REIT                   900                13
Home New York Properties                             400                13
Wellsford Real Properties *                          600                12
Getty Realty                                         600                11
IRT Property                                       1,000                11
Mills                                                400                11
One Liberty Properties                               700                11
Bedford Property Investors, REIT                     400                 9
Mission West Properties                              500                 6
Jameson Inns                                       1,600                 6
Cadiz *(S)                                           400                 3
Vornado Operating *                                3,435                 2
                                                              ------------------
                                                                     2,435
                                                              ------------------
Total Financials                                                    38,312
                                                              ------------------

HEALTH CARE 14.4%

Biotechnology 1.9%
Amgen *                                           15,700               886
Immunex *                                          7,800               216
Genzyme *                                          3,200               192
Genentech *                                        3,200               174
IDEC Pharmaceuticals *                             2,200               152
MedImmune *                                        3,200               148
Chiron *(S)                                        3,000               131
Biogen *                                           2,200               126
Gilead Sciences *                                  1,520               100
Millennium Pharmaceuticals *                       3,100                76
Human Genome Sciences *                            1,900                64
Sepracor *(S)                                      1,100                63
Cephalon *(S)                                        800                60
Imclone Systems *(S)                               1,107                51
ICOS *                                               800                46
Enzon *(S)                                           800                45
Abgenix *                                          1,300                44

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                Shares/Par           Value
--------------------------------------------------------------------------------
                                                              In thousands

Celgene *(S)                                       1,300      $         42
Protein Design Labs *(S)                           1,200                39
BioReliance *                                      1,200                34
Affymetrix *                                         900                34
Techne *                                             800                29
Vertex Pharmaceuticals *                           1,148                28
Applera-Celera Genomi *                              900                24
Alkermes *(S)                                        900                24
IDEXX Laboratories *                                 800                23
OSI Pharmaceuticals *(S)                             500                23
Tanox *(S)                                         1,200                22
Tularik *(S)                                         900                22
COR Therapeutics *(S)                                900                22
Transkaryotic Therapies *(S)                         500                21
Myriad Genetics *                                    400                21
CV Therapeutics *(S)                                 400                21
Neurocrine Biosciences *(S)                          400                21
Aviron *                                             400                20
Medarex *                                          1,100                20
NPS Pharmaceuticals *(S)                             500                19
Immunomedics *(S)                                    900                18
Trimeris *(S)                                        400                18
Cubist Pharmaceuticals *                             500                18
Isis Pharmaceuticals *(S)                            800                18
Array Biopharma *                                  1,200                18
Incyte Genomics *                                    900                17
Genta *(S)                                         1,200                17
Regeneron Pharmaceuticals *(S)                       600                17
ILEX Oncology *                                      600                16
CuraGen *                                            700                16
Corixa *(S)                                        1,001                15
ImmunoGen *(S)                                       900                15
OraSure Technologies *(S)                          1,200                15
Neose Technologies *(S)                              400                15
AVI BioPharma *(S)                                 1,300                14
Kendle *(S)                                          700                14
ArQule *                                             800                14
Telik *                                            1,000                14

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------


                                                 Shares/Par          Value
--------------------------------------------------------------------------
                                                              In thousands

Genencor *(S)                                        800      $         13
CYTOGEN *                                          4,200                13
Enzo Biochem (S)                                     525                12
Cell Therapeutics *(S)                               500                12
VI Technologies *                                  1,700                12
XOMA *                                             1,200                12
Cell Genesys *(S)                                    500                12
Albany Molecular Research *(S)                       400                11
Kos Pharmaceuticals                                  300                10
Aphton *(S)                                          700                10
Ortec *                                            1,700                10
Exelixis *(S)                                        600                10
Bio-Technology General *                           1,200                10
Alexion Pharmaceutical *                             400                10
Gene Logic *(S)                                      500                 9
Sangamo BioSciences *                              1,000                 9
Progenics Pharmaceuticals *                          500                 9
Maxygen *                                            500                 9
Diversa *                                            600                 8
Pharmacopeia *(S)                                    600                 8
Curis *                                            1,490                 8
Amylin Pharmaceuticals *(S)                          900                 8
Acacia Research (S)                                  660                 7
Third Wave Technologies *                          1,000                 7
Hemispherx Biopharma *                             1,600                 7
Arena Pharmaceuticals *(S)                           600                 7
Biopure (Class A) *(S)                               500                 7
Neurogen *                                           400                 7
Avigen *                                             600                 7
ViroPharma *(S)                                      300                 7
Luminex *(S)                                         400                 7
BioMarin Pharmaceutical *                            500                 7
Maxim Pharmaceuticals *                            1,000                 7
Geron *(S)                                           700                 6
Digene *                                             200                 6
Organogenesis *(S)                                 1,200                 6
OXiGENE *                                          1,800                 5
Texas Biotechnology *                                800                 5

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-----------------------------------------------------------------------------

                                                 Shares/Par             Value
-----------------------------------------------------------------------------
                                                                 In thousands

Titan Pharmaceuticals *(S)                              500           $     5
Vion Pharmaceuticals *                                1,100                 5
BioCryst Pharmaceuticals *                            1,200                 5
Hyseq *(S)                                              600                 5
ACLARA BioSciences *                                    900                 4
Novavax *                                               300                 4
Genelabs Technologies *                               2,000                 4
ONYX Pharmaceuticals *(S)                               700                 4
Northfield Laboratories *(S)                            400                 3
Sequenom *(S)                                           300                 3
Valentis *                                            1,000                 3
Pharmacyclics *(S)                                      300                 3
Triangle Pharmaceuticals *(S)                           700                 3
United Therapeutics *(S)                                200                 2
Genaissance Pharmaceuticals *(S)                        200                 1
Immune Response *(S)                                    300                 0
                                                                      -------
                                                                        3,756
                                                                      -------
Health Care Equipment & Supplies 1.8%
Medtronic                                            18,520               948
Baxter                                                8,400               451
Guidant *                                             4,600               229
Stryker                                               3,200               187
Boston Scientific *                                   6,200               150
Becton, Dickinson                                     4,300               143
Biomet                                                4,300               133
Applied Biosystems - Applera                          3,200               126
St. Jude Medical *                                    1,400               109
Zimmer *                                              3,060                93
Waters Corporation *                                  2,100                81
Hillenbrand Industries                                1,100                61
C. R. Bard                                              800                52
Cytyc *(S)                                            1,700                44
Invitrogen *(S)                                         700                43
Edwards Lifesciences *                                1,460                40
Dentsply                                                800                40
Beckman Coulter                                         900                40
Apogent Technologies *                                1,500                39
Varian Associates *                                     500                36

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------

                                                Shares/Par            Value
---------------------------------------------------------------------------
                                                               In thousands

ResMed *                                               600             $ 32
Arrow (S)                                              800               32
Bausch & Lomb                                          800               30
ICU Medical *                                          600               27
Invacare                                               700               24
Sybron Dental Specialties *                            966               21
Nitinol Medical Technologies                         2,400               21
Zoll Medical *(S)                                      500               20
VISX *                                               1,400               19
Steris *                                             1,000               18
Diagnostic Products                                    400               18
Vital Signs                                            500               17
IGEN *(S)                                              400               16
Lifecore Biomedical *                                1,400               16
Illumina *(S)                                        1,300               15
Respironics *                                          400               14
Cerus *(S)                                             300               14
Charles River Laboratories *                           400               13
West Pharmaceutical Services                           500               13
Regeneration Technologies *                          1,300               13
Bruker Daltonics *(S)                                  800               13
Inhale Therapeutic Systems *(S)                        700               13
ArthroCare *                                           700               13
Therasense *(S)                                        500               12
Thoratec Laboratories *                                700               12
Exactech *                                             700               12
Serologicals *                                         550               12
Aradigm *(S)                                         1,600               11
Viasys Healthcare *                                    557               11
Cardiodynamics *(S)                                  1,700               11
Haemonetics *                                          300               10
EPIX Medical *                                         700               10
Biosite Diagnostics *                                  500                9
Vasomedical *                                        2,000                7
SurModics *(S)                                         200                7
ORATEC Interventions *                               1,100                7
Ventana Medical Systems *(S)                           300                7
Align Technology *(S)                                1,400                6

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                                  Shares/Par             Value
------------------------------------------------------------------------------
                                                                  In thousands

Molecular Devices *(S)                                   300          $      6
Zevex *                                                2,300                 6
Aspect Medical Systems *(S)                              600                 6
Caliper Technologies *                                   300                 5
Aksys *(S)                                               700                 3
Physiometrix *                                         1,300                 3
Inverness Med Innovations *(S)                            80                 1
                                                                      --------
                                                                         3,651
                                                                      --------
Health Care Providers & Services 2.0%
Cardinal Health                                        6,717               434
UnitedHealth                                           4,900               347
HCA-Healthcare                                         8,300               320
Tenet Healthcare *                                     5,000               294
CIGNA                                                  2,200               204
McKesson HBOC                                          4,051               151
Wellpoint Health Networks *                            1,100               129
Quest Diagnostics *                                    1,400               100
AmerisourceBergen                                      1,566               100
HealthSouth *                                          6,238                92
Anthem *                                               1,800                89
Laboratory Corporation of America *                    1,100                89
IMS Health                                             4,300                84
Aetna                                                  2,200                73
Health Management (Class A) *                          3,800                70
Lincare *                                              2,100                60
Caremark RX *(S)                                       3,500                57
Davita *                                               2,133                52
Express Scripts (Class A) *(S)                         1,100                52
Patterson Dental *                                     1,200                49
Universal Health Services (Class B) *                  1,100                47
Oxford Health Plans *                                  1,500                45
Health Net *                                           2,000                44
Omnicare                                               1,700                42
Manor Care *                                           1,700                40
Community Health System *                              1,400                36
Trigon Healthcare *                                      500                35
First Health *                                         1,400                35
WebMD *                                                4,910                35

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------

                                               Shares/Par             Value
---------------------------------------------------------------------------
                                                               In thousands

Humana *                                            2,900             $  34
Advance PCS *                                       1,100                32
Gentiva Health Services *                           1,475                32
Quintiles Transnational *                           1,900                30
Triad Hospitals *                                   1,031                30
Henry Schein *                                        700                26
CorVel *                                              750                25
Sunrise Assisted Living *(S)                          800                23
PSS World Medical *                                 2,700                22
Beverly Enterprises *                               2,500                21
LifePoint Hospitals *                                 631                21
Priority Healthcare (Class B) *                       600                21
PacifiCare Health Systems *(S)                      1,300                21
Covance *(S)                                          900                20
Accredo Health *                                      500                20
Hooper Holmes                                       2,200                20
Pharmaceutical Product Developement *                 600                19
Province Healthcare *(S)                              600                19
Orthodontic Centers of America *(S)                   600                18
Coventry Health Care *                                900                18
First Horizon Pharmaceutical *                        600                18
Apria Healthcare *                                    700                17
D&K Healthcare                                        300                17
Dianon Systems *(S)                                   269                16
Allou Health & Beauty *                             2,900                16
Curative Technologies *                             1,200                16
MIM *(S)                                              900                16
Service Corp. *(S)                                  2,800                14
Specialty Laboratories *(S)                           500                14
AMN Healthcare Services *                             500                14
Mid-Atlantic Medical Services *                       600                14
Cantel Med *(S)                                       700                13
Select Medical *                                      800                13
Renal Care *                                          400                13
Psychemedics                                        3,100                13
Stewart Enterprises (Class A) *                     2,100                13
Maximus *(S)                                          300                13
Omnicell *                                          1,400                12

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
----------------------------------------------------------------------------

                                                 Shares/Par            Value
----------------------------------------------------------------------------
                                                                In thousands

Syncor *(S)                                             400           $   11
Cross Country                                           400               11
Bioanalytical Systems *                               1,400               10
Sierra Health Services *                              1,100                9
American Retirement *(S)                              3,200                8
PDI *                                                   300                7
HealthExtras *                                        1,100                6
Ventiv Health *                                         266                1
                                                                      ------
                                                                       4,002
                                                                      ------
Pharmaceuticals 8.7%
Pfizer                                               96,125            3,831
Johnson & Johnson                                    46,875            2,770
Merck                                                34,794            2,046
Bristol-Myers Squibb                                 29,600            1,510
Eli Lilly                                            17,300            1,359
Abbott Laboratories                                  23,900            1,332
American Home Products                               20,300            1,246
Pharmacia                                            19,700              840
Schering-Plough                                      21,700              777
Forest Laboratories *                                 2,700              221
Allergan                                              2,200              165
King Pharmaceuticals *                                3,389              143
Andrx *(S)                                            1,200               84
Mylan Laboratories                                    2,100               79
Barr Laboratories *(S)                                  756               60
IVAX *                                                2,950               59
Watson Pharmaceuticals *                              1,700               53
Fluor                                                 1,000               37
ICN Pharmaceuticals                                   1,100               37
Sicor *                                               1,900               30
Medicis Pharmaceutical (Class A) *                      400               26
InterMune Pharmaceuticals *(S)                          400               20
Emisphere Technologies *(S)                             600               19
Scios Nova *(S)                                         800               19
K-V Pharmaceutical (Class A) *                          600               18
Endo Pharmaceuticals *                                1,400               16
Alpharma (Class A) (S)                                  600               16
Adolor *(S)                                             800               14

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                                  Shares/Par             Value
------------------------------------------------------------------------------
                                                                  In thousands

Louisiana Jolla Pharmaceutical                         1,600            $   14
Ligand Pharmaceuticals (Class B) *                       800                14
Pharmaceutical Resources *                               400                14
Zonagen *(S)                                           1,900                13
Hollis Eden *(S)                                       1,300                13
Inspire Phamaceutical *                                  900                13
aaiPharma *                                              500                13
Ariad Pharmaceuticals *                                2,200                12
Perrigo *                                              1,000                12
NaPro BioTherapeutics *(S)                             1,000                11
Discovery Partners *                                   1,500                11
Martek Biosciences *(S)                                  500                11
Atrix Laboratory *                                       500                10
Antigenics *(S)                                          600                10
Impax Laboratories *(S)                                  700                 9
Durect *                                                 800                 9
Noven Pharmaceuticals *                                  500                 9
Medicines *(S)                                           700                 8
Insmed *                                               2,100                 8
MGI PHARMA *(S)                                          500                 8
CIMA Labs *                                              200                 7
Guilford Pharmaceuticals *(S)                            600                 7
Bone Care *(S)                                           400                 7
Argonaut Technologies *                                1,600                 7
Orphan Medical *                                         500                 7
VaxGen *(S)                                              500                 6
SuperGen *                                               400                 6
Praecis Pharmaceuticals *                                600                 4
Boston Life Sciences *(S)                              1,200                 3
                                                                        ------
                                                                        17,103
                                                                        ------
Total Health Care                                                       28,512
                                                                        ------
INDUSTRIALS & BUSINESS SERVICES 10.4%
Aerospace & Defense 1.4%
Boeing                                                13,200               512
United Technologies                                    7,002               452
Honeywell                                             11,725               396
Lockheed Martin                                        7,000               327

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
----------------------------------------------------------------------------

                                                 Shares/Par            Value
----------------------------------------------------------------------------
                                                                In thousands

General Dynamics                                      3,100           $  247
Raytheon                                              5,400              175
Northrop Grumman                                      1,727              174
L-3 Communications *                                    800               72
Rockwell Collins                                      2,600               51
B.F. Goodrich                                         1,540               41
DRS Technologies *                                      900               32
United Industrial                                     1,600               27
Mercury Computer Systems *                              600               23
Precision Castparts                                     700               20
World Fuel Services                                   1,000               18
Aeroflex *                                              900               17
GenCorp                                               1,100               15
Pemco Aviation *(S)                                     900               15
Curtiss-Wright                                          300               14
Engineered Support Systems (S)                          400               14
Herley Industries *                                     800               14
BE Aerospace *(S)                                     1,300               12
Alliant Techsystems *                                   150               12
Ladish *                                                700                8
Aviall *                                                900                7
Hexcel *                                                500                1
Aviation Sales *                                        600                0
                                                                      ------
                                                                       2,696
                                                                      ------
Air Freight & Couriers 0.3%
UPS (Class B)                                         4,800              262
Fedex *                                               4,100              213
C.H. Robinson Worldwide                               1,600               46
Expeditors International of Washington                  800               46
Atlas Air *                                           1,300               19
Forward Air *(S)                                        500               17
Airborne Freight                                      1,100               16
EGL *                                                   750               10
                                                                      ------
                                                                         629
                                                                      ------
Airlines 0.2%
Southwest Airlines                                   11,737              217
Delta                                                 1,700               50
AMR *                                                 2,200               49

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
----------------------------------------------------------------------------

                                                Shares/Par             Value
----------------------------------------------------------------------------
                                                                In thousands

SkyWest                                              1,200            $   30
Alaska Air *                                         1,000                29
Continental Airlines (Class B) *(S)                    800                21
Mesaba *                                             2,350                17
Northwest Airlines (Class A) *(S)                      900                14
Atlantic Coast Airlines *                              500                12
UAL (S)                                                600                 8
USAir *(S)                                           1,200                 7
                                                                      ------
                                                                         454
                                                                      ------
Building Products 0.2%
Masco                                                7,400               181
American Standard *                                  1,000                68
Dal-Tile *                                           1,500                35
Associate Materials                                    700                27
Crane                                                  900                23
AAON *                                                 900                22
York                                                   500                19
Universal Forest Products                              700                15
Lennox                                               1,300                13
U.S. Industries                                      2,500                 6
Owens Corning *(S)                                   1,600                 3
Armstrong World *(S)                                   500                 2
                                                                      ------
                                                                         414
                                                                      ------
Commercial Services & Supplies 2.5%
Automatic Data Processing                            9,500               560
First Data                                           5,900               463
Waste Management                                     9,260               295
Cendant *                                           13,993               274
Concord EFS *                                        7,200               236
Paychex                                              6,087               212
Pitney Bowes                                         4,000               150
Cintas                                               2,700               130
FIserv *                                             2,875               122
H&R Block                                            2,700               121
Avery Dennison                                       1,800               102
Sabre (Class A) *                                    2,300                97
DST Systems *                                        1,900                95
Convergys *                                          2,500                94

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------

                                                Shares/Par            Value
---------------------------------------------------------------------------
                                                               In thousands

Apollo (Class A) *                                   1,750             $ 79
Robert Half *                                        2,600               69
Total Systems Services (S)                           3,000               64
Equifax                                              2,400               58
Manpower                                             1,700               57
Republic Services (Class A) *                        2,800               56
ServiceMaster                                        4,000               55
Allied Waste *                                       3,760               53
BISYS *                                                800               51
R.R. Donnelley                                       1,700               50
Deluxe                                               1,200               50
Choicepoint *                                          950               48
Ceridian *                                           2,500               47
Dun & Bradstreet *                                   1,300               46
Viad                                                 1,700               40
Valassis Communications *                            1,100               39
Devry *                                              1,300               37
Certegy *                                            1,000               34
Weight Watchers *                                    1,000               34
CSG Systems *                                          800               32
Herman Miller                                        1,300               31
Iron Mountain *                                        700               31
National Processing *                                  900               29
HON Industries                                       1,000               28
Ndchealth                                              800               28
Exult *(S)                                           1,700               27
Global Payments                                        780               27
Checkfree *(S)                                       1,400               25
RemedyTemp (Class A) *(S)                            1,700               24
United Stationers *                                    700               24
West Corporation *                                     900               22
Wackenhut Corrections *                              1,600               22
Edison Schools (Class A) *(S)                        1,100               22
TeleTech *                                           1,500               21
Ionics *                                               700               21
Career Education *                                     600               21
NCO *(S)                                               900               21
Landauer                                               600               20

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-----------------------------------------------------------------------------

                                                 Shares/Par             Value
-----------------------------------------------------------------------------
                                                                 In thousands

Arbitron *                                              580            $   20
Bright Horizons Family Solution *                       700                20
ITT Educational Services *(S)                           500                18
Corporate Executive Board *(S)                          500                18
Sotheby's (Class A) *                                 1,100                18
Pegasus Solutions *(S)                                1,250                18
Choice Hotels *(S)                                      800                18
Miami Computer Supply                                   750                18
Spherion *                                            1,800                18
Factset Research Systems (S)                            500                17
Modis Professional Services *(S)                      2,400                17
Learning Tree *                                         600                17
Tetra Tech *(S)                                         825                16
Rollins (S)                                             800                16
Labor Ready *                                         3,100                16
Central Parking (S)                                     800                16
NCH                                                     300                16
Team *                                                2,300                15
John H. Harland                                         700                15
Medquist *                                              500                15
Administaff *(S)                                        500                14
Interpool                                               700                13
G&K Services (Class A)                                  400                13
Heidrick & Struggles *                                  700                13
Franklin Covey *                                      2,100                13
EFunds *                                                906                12
Waste Connections *(S)                                  400                12
Banta                                                   400                12
ProBusiness Services *                                  600                11
ICT *(S)                                                600                11
Education Management *                                  300                11
Korn/Ferry *                                          1,000                11
Sylvan Learning Systems *                               468                10
F. Y. I. *                                              300                10
Strayer Education (S)                                   200                10
Consolidated Graphics *                                 500                10
School Specialty *                                      400                 9
Pittston Services                                       400                 9

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------

                                               Shares/Par            Value
--------------------------------------------------------------------------
                                                              In thousands

Profit Recovery *(S)                                1,000          $     8
DiamondCluster (Class A) *(S)                         600                8
Coinstar *                                            300                7
Daisytek *(S)                                         400                5
EXE Technologies *                                  1,000                5
Navigant Consulting *                                 900                5
Thomas *                                            2,100                4
Imagistics *                                          312                4
New England Business Service                          200                4
Staff Leasing                                       1,500                4
                                                                   -------
                                                                     4,994
                                                                   -------
Construction & Engineering 0.1%
Jacobs Engineering *                                  400               26
Granite Construction                                1,050               25
McDermott *                                         1,700               21
Insituform Technologies (Class A) *(S)                800               21
Shaw *(S)                                             800               19
EMCOR *                                               400               18
Quanta Services *                                     950               15
Dycom Industries *                                    800               13
Mastec *                                            1,150                8
CorrPro Companies *                                   900                3
Encompass Services *                                  779                2
                                                                   -------
                                                                       171
                                                                   -------
Electrical Equipment 0.5%
Emerson Electric                                    6,400              365
Cooper Industries                                   1,500               52
Rockwell                                            2,700               48
American Power Conversion *                         2,900               42
Genlyte *                                           1,000               30
AMETEK                                                800               26
Tecumseh Products (Class A)                           500               25
Energizer *                                         1,300               25
Hubbell (Class B)                                     800               24
General Cable                                       1,600               21
Fuelcell Energy *                                   1,100               20
Aztec Manufacturing                                   900               19
Thomas & Betts                                        800               17

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Advanced Energy Industries *(S)                            600           $    16
Power-One *(S)                                           1,500                16
Electro Scientific Industries *(S)                         500                15
Baldor Electric                                            700                15
Capstone Turbine *                                       2,500                14
Woodward Governor                                          200                12
Vicor *                                                    700                11
Brady (Class A)                                            300                11
Acuity Brands *                                            900                11
Plug Power *(S)                                          1,200                10
C&D Technologies                                           400                 9
AstroPower *(S)                                            200                 8
Energy Conversion Devices *(S)                             400                 8
American Superconductor *(S)                               600                 7
UQM Technologies *                                       1,300                 7
Active Power *(S)                                        1,000                 7
Bairnco                                                  1,000                 6
Channell Commercial *                                    1,500                 5
Microvision *                                              300                 4
AMX *                                                    1,700                 4
Artesyn Technologies *                                     400                 4
Proton Energy Systems *(S)                                 400                 3
H Power . *(S)                                           1,000                 3
Beacon Power *                                           1,800                 2
National Service Industries                                700                 1
SmartDisk *                                                400                 1
                                                                         -------
                                                                             924
                                                                         -------
Industrial Conglomerates 3.5%
GE                                                     151,900             6,088
3M                                                       6,000               709
Textron                                                  2,100                87
Carlisle Companies                                         400                15
Teleflex                                                   300                14
Tredegar Industries                                        700                14
Standex International                                      500                11
                                                                         -------
                                                                           6,938
                                                                         -------
Machinery 1.1%
Illinois Tool Works                                      4,550               308

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-----------------------------------------------------------------------

                                           Shares/Par             Value
-----------------------------------------------------------------------
                                                           In thousands

Caterpillar                                     5,200          $    272
Deere                                           3,400               148
Danaher                                         2,400               145
Dover                                           3,200               119
Ingersoll-Rand                                  2,400               100
PACCAR                                          1,400                92
SPX *                                             652                89
Eaton                                           1,100                82
Parker Hannifin                                 1,719                79
ITT Industries                                  1,200                61
Navistar                                        1,100                43
Pall                                            1,800                43
Graco                                             850                33
Donaldson                                         800                31
Cummins Engine                                    800                31
Ampco Pittsburgh                                2,500                27
Pentair                                           700                26
Trinity Industries                                900                24
Regal-Beloit                                    1,100                24
NACCO Industries (Class A)                        400                23
Thomas Industries                                 900                22
Manitowoc                                         700                22
Briggs & Stratton (S)                             500                21
Kennametal                                        500                20
Lincoln Electric                                  800                20
Dionex *                                          700                18
Wolverine Tube *                                1,400                16
AGCO                                            1,000                16
Watts Industries (Class A)                        900                13
Nordson                                           500                13
Actuant (Class A) *                               320                11
Esco Electronics *                                300                10
Robbins & Myers                                   400                 9
UNOVA *                                         1,600                 9
CIRCOR International                              500                 9
Terex *                                           500                 9
Esterline Technologies *                          500                 8
Titan                                           1,600                 8

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                                  Shares/Par             Value
------------------------------------------------------------------------------
                                                                  In thousands

Quixote                                                  400            $    8
Gardner Denver Machinery *                               300                 7
JLG Industries                                           600                 6
Tennant                                                  100                 4
Kadant *                                                 149                 2
                                                                        ------
                                                                         2,081
                                                                        ------
Marine 0.1%
Alexander & Baldwin                                    1,100                29
Overseas Shipholding (S)                               1,200                27
Kirby *                                                  400                11
General Maritime *                                     1,000                10
                                                                        ------
                                                                            77
                                                                        ------
Road & Rail 0.4%
Union Pacific                                          3,500               200
Burlington Northern Santa Fe                           6,400               183
CSX                                                    3,100               109
Norfolk Southern                                       5,800               106
Swift Transportation *                                 1,970                42
Ryder System                                           1,900                42
U.S. Xpress Enterprises (Class A) *                    3,900                36
Werner Enterprises                                     1,325                32
USA Truck *                                            2,400                26
GATX                                                     700                23
CNF                                                      600                20
Kansas City Southern Industries *                      1,200                17
Dollar Thrifty Auto *(S)                                 600                 9
Florida East Coast Industries                            400                 9
Florida East Coast Industries (Class B)                    1                 0
                                                                        ------
                                                                           854
                                                                        ------
Trading Companies & Distributors 0.1%
Genuine Parts                                          2,700                99
W. W. Grainger                                         1,500                72
Fastenal (S)                                             600                40
Huttig Building Products *                             3,644                22
Pitt-DesMoines                                           600                19
                                                                        ------
                                                                           252
                                                                        ------
Total Industrials & Business Services                                   20,484
                                                                        ------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-----------------------------------------------------------------------------

                                                 Shares/Par             Value
-----------------------------------------------------------------------------
                                                                 In thousands

INFORMATION TECHNOLOGY 17.5%
Communications Equipment 2.7%
Cisco Systems *                                     112,168        $    2,032
QUALCOMM *                                           11,500               580
Motorola                                             33,740               507
Lucent Technologies                                  48,785               307
JDS Uniphase *                                       19,458               169
Brocade Communications Systems *                      3,660               121
Corning                                              13,010               116
Juniper Networks *(S)                                 5,050                96
Tellabs *                                             5,800                87
CIENA *                                               4,900                70
Comverse Technology *                                 2,600                58
Scientific-Atlanta                                    2,400                57
ADC Telecommunications *                             11,652                54
Avaya *(S)                                            4,257                52
Emulex *                                              1,300                51
Polycom *(S)                                          1,300                44
Riverstone Networks *(S)                              2,585                43
McDATA (Class A) *(S)                                 1,725                42
3Com *                                                5,300                34
Andrew *                                              1,300                28
Finisar *(S)                                          2,700                28
Harris                                                  900                27
Inter-Tel (S)                                         1,400                27
Black Box *                                             500                26
Adaptec *                                             1,800                26
Extreme Networks *(S)                                 1,900                25
Enterasys Networks *                                  2,700                24
Crown Castle *                                        2,200                24
Advanced Fibre Communications *                       1,300                23
ADTRAN *                                                800                20
Sycamore Networks *                                   3,500                19
Tekelec *(S)                                          1,000                18
Plantronics *                                           700                18
Powerwave Technologies *                              1,000                17
DMC Stratex Networks *(S)v                             2,200                17

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-----------------------------------------------------------------------------

                                                 Shares/Par             Value
-----------------------------------------------------------------------------
                                                                 In thousands

Terayon Communication Systems *(S)                    2,000      $         17
Avocent *                                               636                15
Corvis *                                              4,700                15
Commscope *                                             700                15
Sonus Networks *(S)                                   3,200                15
SBA Communications *                                  1,100                14
Bel Fuse (Class A) *                                    600                14
Ixia *                                                1,100                14
Foundry Networks *(S)                                 1,700                14
Inrange Technologies (Class B) *(S)                   1,100                14
ONI Systems *(S)                                      2,100                13
Cable Design Technologies *                             900                12
Loral Space & Communications *(S)                     4,100                12
Digital Lightwave *(S)                                1,300                12
Tellium *++(S)                                        1,900                12
C-Cor.net *                                             800                12
Stratos Lightwave *                                   1,804                11
Davox                                                 1,100                11
Audiovox (Class A) *                                  1,400                10
Tollgrade Communications *                              300                10
Cognitronics *                                        2,000                10
MRV Communications *(S)                               2,160                 9
Harmonic *                                              759                 9
Redback Networks *(S)                                 2,300                 9
REMEC *(S)                                              900                 9
Computer Network Technology *                           500                 9
Echelon *(S)                                            600                 9
Centillium Communications *                           1,000                 8
Norstan *                                             1,400                 8
Aspect Telecommunications *                           1,800                 7
Interdigital *(S)                                       700                 7
Spectrasite *(S)                                      1,800                 7
Clarent *                                             1,100                 6
Extended Systems *                                      800                 6
Ditech Communications *                                 900                 5
Avanex *                                                900                 5
Anaren Microwave *(S)                                   300                 5
New Focus *                                           1,300                 5

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
----------------------------------------------------------------------------

                                                Shares/Par             Value
----------------------------------------------------------------------------
                                                                In thousands

Next Level Communications (Class A) *(S)             1,400      $          5
Lantronix *(S)                                         700                 4
WJ Communications *(S)                               1,100                 4
Proxim *(S)                                            400                 4
NMS Communications *(S)                                800                 4
Oplink Communications *                              2,000                 4
Sunrise Telecom *                                      900                 4
Packeteer *                                            400                 3
Avici Systems *(S)                                   1,000                 3
Metawave Communications *(S)                           900                 3
Allen Telecom *(S)                                     300                 3
Turnstone Systems *                                    600                 2
Netro *                                                600                 2
Optical Communications Products (Class A) *            500                 2
Paradyne Networks *                                    500                 2
Com21 *                                              1,200                 2
Xetel *                                              2,400                 2
Optical Cable *(S)                                     850                 1
VYYO *                                                 900                 1
Copper Mountain *                                      600                 1
Tut Systems *                                          400                 1
MCK Communications *                                   500                 1
Sorrento Networks *(S)                                 200                 1
Gadzoox Networks *                                     600                 0
Nortel Networks                                          1                 0
                                                                ------------
                                                                       5,341
                                                                ------------
Computers & Peripherals 3.5%
IBM                                                 26,300             3,181
Dell Computer *                                     39,500             1,073
Sun Microsystems *                                  48,900               602
Hewlett-Packard                                     28,845               593
EMC *                                               33,586               451
COMPAQ Computer                                     24,378               238
Lexmark (Class A) *                                  2,000               118
Apple Computer *                                     5,000               110
Network Appliance *                                  4,800               105
NCR *                                                1,700                63
Gateway 2000 *                                       5,200                42

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------

                                               Shares/Par             Value
---------------------------------------------------------------------------
                                                               In thousands

Storage Technology *                                1,600      $         33
Palm *                                              8,216                32
Electronics for Imaging *                           1,200                27
Western Digital *                                   4,200                26
Quantum DLT & Storage Systems *                     2,400                24
Concurrent Computer *(S)                            1,500                22
Drexler Technology *                                  900                21
Read-Rite *                                         3,000                20
In Focus Systems *(S)                                 900                20
Handspring *(S)                                     2,600                18
Sandisk *(S)                                        1,000                14
Maxtor *                                            2,204                14
Advanced Digital Info *                               800                13
Avid Technology *                                     700                 9
Iomega *                                            1,000                 8
Intergraph *                                          600                 8
Interland *                                         3,352                 7
Crossroads Systems *                                1,180                 5
Storagenetworks *(S)                                  700                 4
JNI *(S)                                              400                 3
Rainbow Technologies *                                300                 2
Auspex Systems *                                    1,200                 2
Procom Technology *(S)                                600                 2
Isomet *                                              100                 0
                                                               ------------
                                                                      6,910
                                                               ------------
Electronic Equipment & Instruments 0.9%
Agilent Technologies *                              6,787               194
Sanmina *                                           6,912               138
Solectron *                                        10,540               119
Molex(S)                                            2,950                91
PerkinElmer                                         2,135                75
Jabil Circuit *                                     2,900                66
Avnet                                               2,448                62
Thermo Electron *                                   2,450                58
AVX                                                 2,400                57
Symbol Technologies                                 3,300                52
Vishay Intertechnology *                            2,668                52
Diebold                                             1,100                44

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------

                                        Shares/Par             Value
--------------------------------------------------------------------
                                                        In thousands

Millipore                                      700      $         42
Tech Data *                                    900                39
Arrow Electronics *                          1,300                39
Tektronix *                                  1,400                36
Roper Industries                               600                30
Amphenol (Class A) *(S)                        600                29
Cognex *                                     1,000                26
KEMET *                                      1,400                25
Analogic                                       600                23
Varian *                                       700                23
Ingram Micro (Class A) *                     1,100                19
Coherent *                                     600                19
Plexus *                                       700                19
LSI Industries                               1,050                18
X-Rite                                       2,100                18
Anixter *                                      600                17
Zomax *                                      2,100                17
Technitrol                                     600                17
Checkpoint Systems *(S)                      1,200                16
Cohu                                           800                16
Interlogix *                                   400                15
Fisher Scientific *                            500                15
Kopin *                                      1,000                14
Photon Dynamics *(S)                           300                14
Napco Security Systems *                     2,400                14
Park Electrochemical                           500                13
DSP *                                          500                12
Newport                                        600                12
DDi *                                        1,100                11
Veeco *(S)                                     300                11
Research Frontiers *                           600                10
Teledyne Technologies *                        600                10
Trimble Navigation *(S)                        600                10
Benchmark Electronics *                        500                 9
Merix *                                        500                 9
Somera Communications *(S)                   1,100                 8
CTS                                            500                 8
ePlus *(S)                                     800                 8

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
----------------------------------------------------------------------------

                                                Shares/Par             Value
----------------------------------------------------------------------------
                                                                In thousands

Nu Horizons Electronics *                              650      $          7
Mechanical Technology *                              2,000                 5
Ultrak *(S)                                          2,800                 4
Nanometrics *(S)                                       200                 4
APA Optics *                                         1,100                 3
Methode Electronics (Class A)                          400                 3
Zygo *                                                 200                 3
Interlink Electronics *                                700                 3
Sirenza Microdevices *                                 400                 2
Richardson Electronics (S)                             200                 2
Viasystems *                                         2,100                 1
APW *                                                  600                 1
Robotic Vision Systems *                               400                 0
ACT/ Manufacturing *(S)                                750                 0
                                                                ------------
                                                                       1,737
                                                                ------------
Internet Software & Services 0.5%
Yahoo! *(S)                                          8,252               147
VeriSign *(S)                                        3,440               131
Expedia (Class A) *(S)                                 800                32
Earthlink *                                          2,630                32
Overture Services *                                    900                32
CNET Networks *(S)                                   2,875                26
Openwave Systems *                                   2,566                25
Ariba *(S)                                           4,000                25
DoubleClick *                                        1,930                22
Retek *(S)                                             672                20
Interwoven *                                         2,000                20
Sonicwall *(S)                                       1,000                19
Internet Security Systems *(S)                         600                19
Vignette *                                           3,374                18
Stellent *                                             600                18
Webex Communications *(S)                              600                15
RealNetworks *                                       2,500                15
HotJobs.com *                                        1,400                15
Netegrity *                                            750                15
S1 *                                                   900                15
Quovadx *                                            1,500                14

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------

                                          Shares/Par            Value
---------------------------------------------------------------------
                                                         In thousands

Websense *                                       400     $         13
SeeBeyond Technology *(S)                      1,300               13
iManage *                                      1,600               13
Vitria Technology *                            1,800               11
Register.com                                     900               10
webmethods *(S)                                  610               10
Broadvision *                                  3,719               10
McAfee.com (Class A) *(S)                        300               10
ITXC *(S)                                      1,400               10
Commerce One *                                 2,780               10
SmartServ Online *(S)                          1,400               10
FTD Common (Class A) *                         1,400               10
InfoSpace.com *(S)                             4,710               10
FreeMarkets *(S)                                 400               10
MatrixOne *                                      700                9
F5 Networks *(S)                                 400                9
Alloy Online *(S)                                400                9
Akamai Technologies *(S)                       1,419                8
Virage *                                       2,400                8
MarketWatch.com *                              2,400                8
CMGI *                                         4,446                7
Centra Software *(S)                             900                7
Loudcloud *(S)                                 1,700                7
Zixit *(S)                                     1,400                7
Universal Access Global *                      1,500                7
Net2Phone *(S)                                 1,000                7
Keynote Systems *                                700                6
NetRatings *(S)                                  400                6
Blue Martini Software *                        1,800                5
Genuity (Class A) *                            3,400                5
WatchGuard Technologies *                        800                5
Saba Software *(S)                             1,000                5
HomeStore.com *(S)                             1,300                5
Digitas *                                      1,100                4
Support.com *                                    700                4
Braun Consulting *(S)                          1,200                4
eXcelon *                                      3,629                4

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------

                                                Shares/Par            Value
---------------------------------------------------------------------------
                                                               In thousands

Art Technology *                                     1,200     $          4
Allscripts Heathcare *(S)                            1,200                4
WorldGate Communications *(S)                        1,500                4
Tumbleweed Communications *                            600                3
L90 *                                                2,200                3
SilverStream Software *                                500                3
Modem Media (Class A) *(S)                           1,000                3
eCollege.com *                                       1,000                3
Crossworlds Software *                                 600                3
Internap Network Services *                          2,300                3
Be Free *                                            1,200                3
Multex.com *(S)                                        500                2
OTG Software *(S)                                      200                2
National Information Consortium *                      600                2
Viant *                                              1,100                2
Divine *                                             2,400                2
EBENX *(S)                                             400                2
Net Perceptions *                                    1,000                2
Click Commerece *                                      500                2
Vicinity *(S)                                          800                1
Cacheflow *                                            500                1
Extensity *                                            600                1
Digex (Class A) *                                      400                1
SportsLine USA *(S)                                    400                1
internet.com                                           600                1
VIA NET.WORKS *                                      1,000                1
Ask Jeeves *                                           300                1
eSoft *                                                900                1
Ibasis *(S)                                            500                1
Primus Knowledge Solutions *                           700                1
Egain Communications *(S)                              400                1
Globix *                                             1,200                0
                                                               ------------
                                                                      1,035
                                                               ------------
IT Consulting & Services 0.6%
Electronic Data Systems                              7,100              487
Computer Sciences *                                  2,400              117
SunGard Data Systems *                               4,000              116
Affiliated Computer Services (Class A) *               600               64

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--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Unisys *                                                 4,800      $         60
Keane *                                                  1,956                35
KPMG Consulting *                                        1,900                32
Perot Systems (Class A) *                                1,400                29
Acxiom *                                                 1,400                24
ProQuest *                                                 700                24
CACl (Class A) *                                           600                24
Investment Technology *                                    600                23
CIBER *                                                  2,100                20
Titan *                                                    700                17
Syntel *                                                 1,300                17
InterCept *                                                400                16
Renaissance Learning *(S)                                  500                15
Sapient *                                                1,900                15
Manhattan Associates *(S)                                  500                15
American Management Systems *                              700                13
CoStar Group *                                             500                12
Management Network *                                     1,600                11
DigitalThink *                                             900                10
Data Systems & Software *                                1,900                 9
IDX Systems *(S)                                           700                 9
Cognizant Technology Solutions (Class A) *(S)              200                 8
Complete Business Solutions *                              900                 8
Safeguard Scientifics *                                  1,700                 6
Startek *                                                  300                 6
Inforte *(S)                                               400                 5
Analysts                                                 1,300                 5
SkillSoft *(S)                                             200                 5
Bell Microproducts *                                       400                 5
AnswerThink *                                              720                 5
Sykes Enterprises *                                        500                 5
Igate Capital *                                            600                 2
Carreker-Antinori *(S)                                     300                 2
Technology Solutions *                                     800                 2
Predictive Systems *                                       500                 1
GRIC Communications *                                      300                 0
                                                                    ------------
                                                                           1,279
                                                                    ------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Office Electronics 0.1%
Xerox(S)                                                10,000      $        104
Zebra Technologies (Class A) *(S)                          600                33
Ikon Office Solutions                                    2,200                26
                                                                    ------------
                                                                             163
                                                                    ------------
Semiconductor Equipment & Products 4.1%
Intel                                                  102,590             3,226
Texas Instruments                                       25,800               722
Applied Materials *                                     11,889               477
Micron Technology *                                      9,000               279
Maxim Integrated Products *                              5,121               269
Analog Devices *                                         5,300               235
Linear Technology                                        4,800               187
Xilinx *                                                 4,700               184
Broadcom (Class A) *                                     3,800               155
KLA-Tencor *                                             2,900               144
NVIDIA *(S)                                              2,000               134
Altera *                                                 5,700               121
LSI Logic *                                              5,606                88
Microchip Technology *                                   2,243                87
Novellus Systems *                                       2,200                87
National Semiconductor *                                 2,600                80
Teradyne *                                               2,600                78
Advanced Micro Devices *                                 4,600                73
QLogic *                                                 1,511                67
Agere Systems (Class A) *                               10,200                58
Conexant Systems *                                       3,930                56
Applied Micro Circuits *                                 4,542                51
Atmel *                                                  6,900                51
RF Micro Devices *                                       2,600                50
Lam Research *                                           2,100                49
Fairchild Semiconductor (Class A) *                      1,600                45
Integrated Device Technology *                           1,500                40
Intersil (Class A) *                                     1,200                39
Micrel *                                                 1,400                37
Amkor Technology *(S)                                    2,300                37
Semtech *                                                1,000                36
Vitesse Semiconductor *                                  2,700                34

54
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

International Rectifier *                                  900      $         31
Lattice Semiconductor *                                  1,500                31
Cypress Semiconductor *                                  1,500                30
Cree Research *(S)                                       1,000                30
Cabot Microelectronics *(S)                                364                29
Axcelis Technologies *                                   2,214                29
Silicon Laboratories *(S)                                  800                27
TriQuint Semiconductor *                                 2,190                27
Globespan Virata *(S)                                    2,020                26
Kulicke & Soffa *(S)                                     1,300                22
Varian Semiconductor Equipment *                           600                21
Integrated Circuit Systems *(S)                            900                20
Alpha Industries *                                         800                18
Silicon Storage Technology *                             1,800                17
DuPont Photomasks *                                        400                17
Omnivision Technologies *                                1,900                17
LTX *                                                      800                17
Exar *                                                     800                17
MKS Instruments *                                          613                17
Brooks Automation *(S)                                     400                16
FEI *                                                      500                16
Elantec Semiconductor *                                    400                15
Oak Technology *                                         1,100                15
Therma-Wave *                                            1,000                15
Microsemi *                                                500                15
Cirrus Logic *                                           1,100                15
Rambus *(S)                                              1,800                14
Pixelworks *(S)                                            900                14
Monolithic Systems Technology *                            700                14
ATMI *(S)                                                  600                14
PRI Automation *                                           700                14
Artisan Components *                                       900                14
Microtune *                                                600                14
Power Integrations *                                       600                14
Cymer *                                                    500                13
Credence Systems *                                         700                13
ANADIGICS *(S)                                             800                12
Sonicblue *                                              2,900                12

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-----------------------------------------------------------------------------

                                                 Shares/Par             Value
-----------------------------------------------------------------------------
                                                                 In thousands

Helix Technology(S)                                     500      $         11
Siliconix *                                             400                11
Electroglas *                                           700                10
Actel *                                                 500                10
Entergris *                                             900                10
Zoran *                                                 300                10
Virage Logic *(S)                                       500                10
Integrated Silicon Solution *(S)                        700                 9
Chippac (Class A) *(S)                                1,100                 8
TTM Technologies *                                      800                 8
Semitool *                                              700                 8
Three-Five Systems *(S)                                 500                 8
Sipex *(S)                                              600                 8
Pericom Semiconductor *                                 500                 7
Alliance Semiconductor *                                600                 7
Mattson Technology *(S)                                 800                 7
Supertex *                                              400                 7
Rudolph Technologies *(S)                               200                 7
EMCORE *(S)                                             500                 7
Diodes *                                                800                 5
TranSwitch *                                          1,100                 5
Ultratech Stepper *                                     300                 5
Semx *(S)                                             2,200                 5
MEMC Electronic Materials *                           1,300                 5
Transmeta *                                           2,000                 5
AXT *                                                   300                 4
MIPS Technologies (Class A) *(S)                        500                 4
Silicon Image *                                       1,100                 4
IXYS *                                                  500                 4
QuickLogic *                                            100                 1
                                                                 ------------
                                                                        8,198
                                                                 ------------
Software 5.1%
Microsoft *                                          83,025             5,501
Oracle *                                             83,400             1,152
Computer Associates                                   8,457               292
VERITAS Software *                                    5,775               259
PeopleSoft *                                          4,600               185
Siebel Systems *                                      6,600               185

56
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par             Value
--------------------------------------------------------------------------------
                                                                 In thousands

Intuit *                                              3,200      $        137
Electronic Arts *                                     2,200               132
Adobe Systems                                         3,500               109
BEA Systems *                                         5,800                89
Cadence Design Systems *                              3,500                77
Symantec *                                            1,150                76
Compuware *                                           5,800                68
BMC Software *                                        4,100                67
Citrix Systems *                                      2,700                61
Rational Software *                                   2,700                53
Network Associates *                                  2,000                52
Synopsys *(S)                                           800                47
i2 Technologies *                                     5,790                46
Cerner *(S)                                             900                45
TIBCO Software *                                      3,000                45
Peregrine Systems *                                   2,937                44
Autodesk                                              1,100                41
Mercury Interactive *                                 1,100                37
Jack Henry & Associates                               1,500                33
Quest Software *(S)                                   1,400                31
National Instruments *(S)                               800                30
Sybase *                                              1,810                28
Mentor Graphics *                                     1,200                28
Parametric Technology *                               3,600                28
J. D. Edwards *(S)                                    1,700                28
Momentum Business Applications (Class A) *(S)         1,346                27
Manugistics *                                         1,200                25
Novell *                                              5,434                25
Numerical Technologies (Class A) *(S)                   700                25
Reynolds & Reynolds (Class A)                         1,000                24
THQ *(S)                                                500                24
Embarcadero *(S)                                      1,000                24
Documentum *(S)                                       1,100                24
NetIQ *                                                 668                24
Legato Systems *                                      1,800                23
Borland Software *                                    1,400                22
Vastera *(S)                                          1,300                22
Informatica *                                         1,400                20

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

FileNet *                                                1,000      $         20
Advent Software *                                          400                20
Wind River Systems *(S)                                  1,072                19
Eclipsys *                                               1,100                18
Micromuse *(S)                                           1,200                18
Red Hat *                                                2,500                18
Ansoft *                                                 1,200                18
RSA Security *(S)                                        1,000                17
SERENA Software *                                          800                17
Liberate Technologies *(S)                               1,500                17
Ascential Software *                                     4,200                17
Progress Software *                                        900                16
Activision *                                               600                16
Ansys *                                                    600                15
HNC Software *(S)                                          700                14
BARRA *(S)                                                 300                14
NYFIX *(S)                                                 700                14
Macromedia *                                               780                14
Agile Software *                                           800                14
Evans & Sutherland Computer *                            2,100                14
SeaChange *                                                400                14
Infogrames *                                             1,900                13
Hyperion Solutions *                                       670                13
Lightbridge *                                            1,078                13
Indus *                                                  1,700                13
Secure Computing *                                         600                12
Take-Two Interactive Software *(S)                         700                11
Inktomi *                                                1,700                11
JDA Software                                               500                11
Phoenix Technologies *                                     900                11
Avant *(S)                                                 500                10
Verity *                                                   500                10
Aspen Technology *                                         600                10
QRS *                                                      700                10
E.piphany *                                              1,125                10
Dendrite *                                                 700                10
Entrust Technologies *(S)                                  900                 9
OPNET Technologies *                                       600                 9
Synplicity *                                               600                 8

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Ulticom *                                                 800        $       8
Sanchez Computer Associates *(S)                          900                8
Inet Technologies *                                       700                7
Roxio *                                                   413                7
Speechworks *                                             600                7
Mobius Management Systems *                             2,200                7
Concord Communications *                                  300                6
Selectica *                                               900                5
Nuance Communications *                                   600                5
SPSS *                                                    300                5
Witness Systems *                                         400                5
Catapult Communications *                                 200                5
NetScout Systems *                                        600                5
Viewpoint *                                               700                5
Actuate *                                                 900                5
InterVoice *                                              369                5
Portal Software *(S)                                    2,200                5
BSQUARE *                                               1,000                4
VA Linux Systems (S)                                    1,600                4
Signalsoft *                                              800                4
Innoveda *                                              1,800                3
MetaSolv Software *                                       400                3
MapInfo *                                                 200                3
Convera (Class A) *                                       900                3
Visual Networks *(S)                                      600                3
ONYX Software *                                           700                3
Mercator Software *(S)                                    300                2
MicroStrategy (Class A) *(S)                              600                2
Latitude Communications *                                 800                2
InteliData Technologies *(S)                              600                2
BindView Development *                                    800                2
Pumatech *                                                600                2
Resonate *(S)                                             500                1
Wave Systems *(S)                                         500                1
Informax *(S)                                             300                1
Sagent Technology *                                       900                1
EBT International                                         500                0
                                                                     ---------
                                                                         9,999
                                                                     ---------
Total Information Technology                                            34,662
                                                                     ---------
59
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

MATERIALS 2.5%

Chemicals 1.2%
DuPont                                                  15,409       $      655
Dow Chemical                                            13,199              446
Air Products and Chemicals                               3,300              155
Praxair                                                  2,300              127
PPG Industries                                           2,400              124
Rohm & Haas                                              3,100              107
Ecolab                                                   1,800               72
Engelhard                                                1,900               53
Sigma Aldrich                                            1,200               47
International Flavors & Fragrances                       1,500               45
Eastman Chemical                                         1,100               43
Cabot                                                    1,000               36
Solutia                                                  2,300               32
Valspar (S)                                                800               32
Lyondell Chemical                                        1,800               26
Lubrizol                                                   700               25
FMC *                                                      400               24
H.B. Fuller                                                800               23
Hawkins Chemical (S)                                     2,500               22
IMC Global                                               1,700               22
RPM                                                      1,500               22
Crompton                                                 2,300               21
OM                                                         300               20
NL Industries (S)                                        1,200               18
Great Lakes Chemical (S)                                   700               17
Airgas *                                                 1,100               17
Cytec Industries *                                         600               16
Hercules *                                               1,600               16
American Pacific * (S)                                   1,800               15
International Specialty Products *                       1,500               13
Cambrex                                                    300               13
Ferro                                                      500               13
SPARTECH                                                   600               12
MacDermid (S)                                              700               12
Arch Chemicals                                             500               12
Valhi                                                      900               11

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


                                                 Shares/Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands

Millennium Chemicals                                    900          $       11
Calgon Carbon                                         1,200                  10
Stepan                                                  400                  10
OMNOVA Solutions                                      1,400                   9
Georgia Gulf                                            400                   7
A. Schulman                                             500                   7
Mississippi Chemical *                                2,200                   6
Zoltek *(S)                                           2,100                   5
Terra Industries *                                    1,000                   3
Terra Nitrogen                                          600                   3
Landec *                                                500                   2
W. R. Grace *                                         1,000                   2
                                                                     ----------
                                                                          2,439
                                                                     ----------
Construction Materials 0.1%
Vulcan Materials                                      1,400                  67
Lafarge                                                 900                  34
Martin Marietta Materials                               600                  28
Ameron                                                  200                  14
                                                                     ----------
                                                                            143
                                                                     ----------
Containers & Packaging 0.2%
Sealed Air *(S)                                       1,400                  57
Smurfit-Stone Container *                             3,490                  56
Ball                                                    700                  50
Pactiv *                                              2,600                  46
Sonoco Products                                       1,500                  40
Temple-Inland                                           700                  40
Bemis                                                   700                  34
Owens-Illinois *                                      2,900                  29
Packaging Corporation of America *                    1,400                  25
Aptargroup                                              600                  21
Chesapeake                                              700                  19
Myers Industries                                        946                  13
Caraustar                                             1,500                  10
Ivex Packaging *                                        400                   8
Crown Cork & Seal *                                   1,600                   4
EarthShell *(S)                                       1,300                   3
AEP Industries *(S)                                     100                   2
                                                                     ----------
                                                                            457
                                                                     ----------
61
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--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands
Metals & Mining 0.5%
Alcoa                                                      13,220     $      470
Newmont Mining (S)                                          3,500             67
Nucor                                                       1,100             58
Phelps Dodge                                                1,128             36
Barrick Gold                                                2,067             33
Commercial Metals                                             800             28
CONSOL Energy                                               1,100             27
Massey                                                      1,300             27
Freeport McMoRan Copper Gold (Class B) *(S)                 2,000             27
Arch Coal                                                   1,146             26
USX-U.S. Steel                                              1,400             25
Carpenter Technology                                          900             24
AK Steel                                                    1,900             22
Tremont                                                       700             20
Worthington Industries                                      1,400             20
Quanex                                                        700             20
Alliance Resource Partners                                    700             19
Allegheny Technologies                                      1,050             18
Ryerson Tull                                                1,000             11
Stillwater Mining *                                           500              9
UCAR *                                                        700              7
Titanium Metals *(S)                                        1,400              6
Brush Wellman                                                 200              3
                                                                     -----------
                                                                           1,003
                                                                     -----------
Paper & Forest Products 0.5%
International Paper                                         7,084            286
Weyerhaeuser                                                3,300            178
Georgia-Pacific                                             3,340             92
Plum Creek Timber                                           2,844             81
Willamette Industries                                       1,500             78
Westvaco                                                    1,600             46
Mead                                                        1,400             43
Bowater                                                       700             33
Boise Cascade                                                 800             27
Buckeye Technologies *                                      2,000             23
Baltek *                                                    2,800             21
Potlatch(S)                                                   600             18

62
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--------------------------------------------------------------------------------


                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Louisiana Pacific                                        1,400        $       12
Badger Paper Mills *                                     2,200                 9
FiberMark *                                                800                 5
Impreso *                                                1,300                 4
                                                                      ----------
                                                                             956
                                                                      ----------
Total Materials                                                            4,998
                                                                      ----------

TELECOMMUNICATION SERVICES 4.8%

Diversified Telecommunication Services 4.0%
SBC Communications                                      51,397             2,013
Verizon Communications                                  41,460             1,968
BellSouth                                               28,300             1,080
AT&T                                                    52,415               951
WorldCom *                                              43,488               612
Qwest Communications                                    24,925               352
ALLTEL                                                   4,400               272
Sprint                                                  13,100               263
Centurytel                                               2,175                71
Citizens Communications *                                3,640                39
Broadwing *                                              3,148                30
Level 3 Communications *(S)                              5,700                28
Commonwealth Telephone Enterprises *(S)                    600                27
MCI                                                      1,662                21
IDT *                                                    1,000                19
Atlantic Tele Network                                    1,200                17
Williams Communications *(S)                             7,081                17
Time Warner Telecom (Class A) *(S)                         900                16
Allegiance Telecom *                                     1,900                16
General Communications *                                 1,600                14
Covista Communications *                                 1,200                11
CTC Communications *(S)                                  2,200                11
Intrado *(S)                                               400                11
Infonet Services (Class B) *                             4,300                10
North Pittsburgh Systems                                   400                 7
CT Communications                                          400                 7
Western Multiplex (Class A) *                            1,200                 6
NTELOS *(S)                                                400                 6
Hickory Technology                                         300                 5

63
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--------------------------------------------------------------------------------


                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

Lexent *                                                  800         $        5
US LEC (Class A) *                                        900                  5
RCN *(S)                                                1,600                  5
Choice One Communications *(S)                            800                  3
NEON Communications *(S)                                  700                  2
ITC Deltacom *(S)                                       1,300                  1
Network Plus *(S)                                         700                  1
Adelphia Business Solutions (Class A) *                 1,100                  1
Z-Tel Technologies *(S)                                   500                  1
AT&T Latin America *                                      300                  0
Deutsche Telekom ADR(S)                                     1                  0
                                                                      ----------
                                                                           7,924
                                                                      ----------
Wireless Telecommunication Services 0.8%
AT&T Wireless *                                        36,944                531
Sprint PCS *(S)                                        14,600                356
Nextel Communications (Class A) *(S)                   10,600                116
Telephone and Data Systems                                900                 81
U. S. Cellular *(S)                                     1,200                 54
PanAmSat *                                              2,300                 50
Triton PCS (Class A) *                                  1,300                 38
Western Wireless (Class A) *                            1,300                 37
Nextel Partners (Class A) *                             2,800                 34
Telecorp PCS (Class A) *(S)                             2,392                 30
American Tower Systems (Class A) *                      2,400                 23
Leap Wireless *(S)                                        900                 19
Centennial Communications (Class A) *(S)                1,700                 17
Metro One Telecommunications *(S)                         550                 17
EMS Technologies *(S)                                   1,000                 16
Boston Communications *(S)                              1,400                 16
Price Communications *                                    762                 15
Alamosa *(S)                                            1,000                 12
Dobson Communications (Class A) *                       1,300                 11
AirGate PCS *                                             200                  9
Rural Cellular (Class A) *                                300                  7
Aether Systems *(S)                                       650                  6
Wireless Facilities *(S)                                  800                  5
                                                                      ----------
                                                                           1,500
                                                                      ----------
Total Telecommunication Services                                           9,424
                                                                      ----------

64
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--------------------------------------------------------------------------------



                                                  Shares/Par              Value
--------------------------------------------------------------------------------
                                                                   In thousands
UTILITIES 3.1%

Electric Utilities 2.3%
Duke Energy                                           11,800         $      463
Southern Company                                      10,900                276
Dominion Resources                                     3,720                224
Exelon                                                 4,662                223
American Electric Power                                4,640                202
TXU                                                    4,000                189
FirstEnergy                                            5,160                180
Progress Energy                                        3,330                150
XCEL Energy                                            5,380                149
FPL Rights                                             2,600                147
AES *                                                  7,755                127
Public Service Enterprise                              3,000                127
Consolidated Edison                                    3,100                125
Entergy                                                3,100                121
PG&E                                                   5,800                112
DTE Energy                                             2,649                111
Reliant Energy                                         4,000                106
CINergy                                                2,900                 97
Mirant *                                               5,237                 84
Ameren                                                 1,900                 80
Calpine *(S)                                           4,700                 79
PPL                                                    2,200                 77
Constellation Energy                                   2,700                 72
Edison *                                               4,500                 68
Allegheny Energy                                       1,700                 62
Niagara Mohawk *                                       2,900                 51
DPL                                                    2,100                 51
Pinnacle West Capital                                  1,200                 50
Northeast Utilities                                    2,500                 44
Alliant                                                1,400                 42
CMS Energy                                             1,700                 41
NSTAR                                                    900                 40
WPS Resources (S)                                      1,000                 37
Orion Power *(S)                                       1,300                 34
Wisconsin Energy                                       1,500                 34

65
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------



                                                   Shares/Par             Value
--------------------------------------------------------------------------------
                                                                   In thousands

Great Plains Energy                                     1,300        $       33
Potomac Electric Power                                  1,400                32
RGS Energy                                                800                30
Conectiv                                                1,200                29
Teco Energy                                             1,100                29
Hawaiian Electric Industries                              700                28
Puget Energy (S)                                        1,200                26
Otter Tail                                                900                26
Allete                                                  1,000                25
Madison Gas & Electric                                    800                21
IDACORP                                                   500                20
Unisource Energy                                        1,100                20
DQE (S)                                                   900                17
Central Vermont Public Service                          1,000                17
OGE Energy                                                600                14
Montana Power *                                         2,300                13
Cleco                                                     600                13
Empire District Electronics                               600                13
El Paso Electric *                                        800                12
PNM Resources                                             400                11
United Illuminating                                       200                10
Reliant Resources *                                       600                10
NRG Energy *                                              500                 8
                                                                     ----------
                                                                          4,532
                                                                     ----------
Gas Utilities 0.5%
El Paso                                                 7,444               332
Kinder Morgan                                           1,900               106
Sempra Energy                                           3,451                85
NiSource                                                2,908                67
KeySpan                                                 1,900                66
National Fuel Gas (S)                                   1,600                39
WGL (S)                                                 1,300                38
Peoples Energy (S)                                        900                34
NICOR                                                     800                33
ONEOK                                                   1,600                28
Laclede                                                 1,000                24
Cascade Natural Gas                                     1,000                22
Southern Union (S)                                      1,037                20
Atmos Energy (S)                                          600                13

66
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--------------------------------------------------------------------------------



                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

Southwestern Energy *                                   1,100         $       11
Piedmont Natural Gas                                      300                 11
                                                                      ----------
                                                                             929
                                                                      ----------
Multi-Utilities 0.3%
Williams Companies                                      8,085                207
Dynegy (Class A)                                        4,836                123
Energy East                                             1,700                 32
UtiliCorp United                                        1,200                 30
Vectren                                                 1,200                 29
MDU Resources                                           1,000                 28
Questar                                                 1,100                 28
SCANA                                                     968                 27
Western Resources                                       1,400                 24
Sierra Pacific Resources (S)                            1,400                 21
Avista                                                  1,300                 17
Northwestern Public Service (S)                           800                 17
Covanta Energy *                                        1,400                  6
Newpower *(S)                                           1,200                  1
                                                                      ----------
                                                                             590
                                                                      ----------
Water Utilities 0.0%
American Water Works                                    1,500                 63
California Water Service                                  800                 20
Philadelphia Suburban (S)                                 875                 20
                                                                      ----------
                                                                             103
                                                                      ----------
Total Utilities                                                            6,154
                                                                      ----------
Total Common Stocks (Cost $207,245)                                      194,737
                                                                      ----------

SHORT-TERM INVESTMENTS 3.5%

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills 1.71%, 3/28/02               $    450,000                448
                                                                      ----------
                                                                             448
                                                                      ----------
Money Market Fund 3.3%
T. Rowe Price Reserve Investment Fund, 2.43% #      6,590,192              6,590
                                                                      ----------
                                                                           6,590
                                                                      ----------
Total Short-Term Investments (Cost $7,038)                                 7,038
                                                                      ----------
67

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------------------------------------


                                                                                 Shares/Par            Value
-------------------------------------------------------------------------------------------------------------
                                                                                                 In thousands
Total Investments in Securities
102.0% of Net Assets (Cost $214,283)                                                                $ 201,775

Futures Contracts
                                                                     Contract    Unrealized
                                                       Expiration    Value       Gain (Loss)
                                                       ----------    -------     -----------
                                                                        In thousands
Long, 8 S&P 500 Stock Index contracts,
$140,000 of U.S. Treasury Bills
pledged as initial margin                              3/02          $ 2,298        $ 50

Long, 3 Russell 2000 Stock Index
contracts, $57,000 of U.S. Treasury Bills
pledged as initial margin                              3/02              734          15

Long, 1 S&P Mid Cap 400 Stock Index
contracts, $13,000 of U.S. Treasury Bills
pledged as initial margin                              3/02              255           4

Net payments (receipts) of variation
margin to date                                                                       (99)
                                                       ----------    -------     -----------
Variation margin receivable
(payable) on open futures contracts                                                                      (30)

Other Assets Less Liabilities                                                                         (3,970)
                                                                                                    --------

NET ASSETS                                                                                          $ 197,775
                                                                                                    ---------




#    Seven-day yield
*    Non-income producing
(S)  All or a portion of this security is on loan at December 31, 2001 - See
     Note 2
++ Securities contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at year-end amounts to $12,000 and represents .006% of net assets
ADR  American Depository Receipts
REIT Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
                                                               December 31, 2001


-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

      Assets
      Investments in securities, at value (cost 214,283)              $ 201,775
      Securities lending collateral                                      10,070
      Other assets                                                          787
                                                                      ---------
      Total assets                                                      212,632
                                                                      ---------
      Liabilities
      Obligation to return securities lending collateral                 10,070
      Other liabilities                                                   4,787
                                                                      ---------
      Total liabilities                                                  14,857
                                                                      ---------

      NET ASSETS                                                      $ 197,775
                                                                      ---------

      Net Assets Consist of:
      Undistributed net realized gain (loss)                          $ (6,482)
      Net unrealized gain (loss)                                       (12,439)

      Paid-in-capital applicable to 17,284,958 shares of
      $0.0001 par value capital stock outstanding;
      1,000,000,000 shares of the Corporation authorized                216,696
                                                                      ---------

      NET ASSETS                                                      $ 197,775
                                                                      ---------

      NET ASSET VALUE PER SHARE                                       $   11.44
                                                                      ---------

The accompanying notes are an integral part of these financial statements.

69
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--------------------------------------------------------------------------------


-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                           Year
                                                                          Ended
                                                                       12/31/01
     Investment Income (Loss)
     Income
       Dividend                                                       $   2,372
       Interest                                                             188
       Security lending                                                      83
       Other                                                                  2
                                                                      ----------
       Total income                                                       2,645
                                                                      ----------
     Expenses
       Investment management and administrative                             766
                                                                      ----------
     Net investment income (loss)                                         1,879
                                                                      ----------
     Realized and Unrealized Gain (Loss)

     Net realized gain (loss)
       Securities                                                        (5,883)
       Futures                                                             (685)
                                                                      ----------
       Net realized gain (loss)                                          (6,568)
                                                                      ----------
     Change in net unrealized gain (loss)
       Securities                                                       (18,568)
       Futures                                                              160
                                                                      ----------
       Change in net unrealized gain (loss)                             (18,408)
                                                                      ----------
     Net realized and unrealized gain (loss)                            (24,976)
                                                                      ----------

     INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS                                           $ (23,097)
                                                                      ----------




The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------



----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                                        Year
                                                                       Ended
                                                                    12/31/01        12/31/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                     $   1,879       $   1,836
  Net realized gain (loss)                                            (6,568)          1,862
  Change in net unrealized gain (loss)                               (18,408)        (27,031)
                                                                   -------------------------
  Increase (decrease) in net assets from operations                  (23,097)        (23,333)
                                                                   -------------------------
Distributions to shareholders
  Net investment income                                               (1,850)         (1,731)
  Net realized gain                                                     (168)         (1,888)
                                                                   -------------------------
  Decrease in net assets from distributions                           (2,018)         (3,619)
                                                                   -------------------------
Capital share transactions *
  Shares sold                                                         61,755         108,391
  Distributions reinvested                                             1,918           3,454
  Shares redeemed                                                    (46,844)        (78,296)
  Redemption fees received                                                 3              34
                                                                   -------------------------
  Increase (decrease) in net assets from capital
  share transactions                                                  16,832          33,583
                                                                   -------------------------
Net Assets
Increase (decrease) during period                                     (8,283)          6,631
Beginning of period                                                  206,058         199,427
                                                                   -------------------------
End of period                                                      $ 197,775       $ 206,058
                                                                   -------------------------
*Share information
  Shares sold                                                          5,263           7,509
  Distributions reinvested                                               170             258
  Shares redeemed                                                     (3,975)         (5,446)
                                                                   --------------------------
  Increase (decrease) in shares outstanding                            1,458           2,321

The accompanying notes are an integral part of these financial statements.

71
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--------------------------------------------------------------------------------
                                                               December 31, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940. The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts and options on futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Redemption Fees The fund assesses a 0.5% fee on redemptions of fund shares held less than six months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

         72
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--------------------------------------------------------------------------------


     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contacts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Changes in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended December 31, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At December 31, 2001, the value of loaned securities was $9,482,000; aggregate collateral consisted of $10,070,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $33,271,000 and $16,255,000, respectively, for the year ended December 31, 2001.

         73
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--------------------------------------------------------------------------------


NOTE 3 - FEDERAL INCOME TAXES

    No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

    Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

    ---------------------------------------------------------------------------

    Ordinary income                                               $ 1,850,000
    Long-term capital gain                                            168,000
                                                                  -----------
    Total distributions                                           $ 2,018,000
                                                                  -----------

    The tax-basis components of net assets at December 31, 2001 were as follows:

    ----------------------------------------------------------------------------

    Unrealized appreciation                                       $ 25,789,000
    Unrealized depreciation                                        (38,427,000)
                                                                  ------------
    Net unrealized appreciation (depreciation)                     (12,638,000)
    Capital loss carryforwards                                      (6,283,000)
                                                                  ------------
    Distributable earnings                                         (18,921,000)
    Paid-in capital                                                216,696,000
                                                                  ------------
    Net assets                                                    $197,775,000
                                                                  ------------

    Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, $130,000 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002. Further, federal income tax regulations require the fund to treat the gain/loss on certain open futures contracts as realized on the last day of the tax year; accordingly, $70,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of December 31, 2001. The fund intends to retain realized capital

         74
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--------------------------------------------------------------------------------


     gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2001, the fund has $6,283,000 of capital loss carryforwards that expire in 2009.

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2001, the fund recorded the following permanent reclassifications. Results of operations and net assets were not affected by these reclassifications.

     ---------------------------------------------------------------------------

     Undistributed net investment income                           $ (29,000)
     Undistributed net realized gain                                 107,000
     Paid-in-capital                                                 (78,000)

     At December 31, 2001, the cost of investments for federal income tax purposes was $214,483,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $126,000 was payable at December 31, 2001. The fee, computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2001, totaled $160,000 and are reflected as interest income in the accompanying Statement of Operations.

         75
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc.
and Shareholders of T. Rowe Price Total Equity Market Index Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Total Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 18, 2002

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/01
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $168,000 from long-term capital gains, subject to the 20% rate gains category.

     For corporate shareholders, $1,879,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

         77
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T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------


     INVESTMENT SERVICES AND INFORMATION

     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(R)and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

     INVESTMENT INFORMATION

          Consolidated Statement. Overview of all of your accounts.

          Shareholder Reports. Manager reviews of their strategies and results.

          T. Rowe Price Report. Quarterly investment newsletter.

          Performance Update. Quarterly review of all T. Rowe Price fund results.

          Insights. Educational reports on investment strategies and markets.

          Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

          * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------


    T. ROWE PRICE RETIREMENT SERVICES

          T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

          PLANNING TOOLS AND SERVICES
          ----------------------------------------------------------------------

          T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

          IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation.

          Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

          INVESTMENT VEHICLES
          ----------------------------------------------------------------------

          Individual Retirement Accounts (IRAs) No-Load Variable Annuities Small Business Retirement Plans

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
--------------------------------------------------------------------------------
Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
--------------------------------------------------------------------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
--------------------------------------------------------------------------------
Domestic Taxable
Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
--------------------------------------------------------------------------------
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
--------------------------------------------------------------------------------
Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

** Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

   Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

Invest With Confidence
[LOGO] T. ROWE PRICE

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202